                           SEMI-ANNUAL REPORT TO SHAREHOLDERS
                           June 30, 2002
                           Primary Class

       LEGG MASON
       INCOME TRUST, INC.
       -------------------------------------------------------------------------
       U.S. GOVERNMENT INTERMEDIATE
       INVESTMENT GRADE
       HIGH YIELD
       U.S. GOVERNMENT MONEY MARKET

                       ---------------------------------------------------------

                       ---------------------------------------------------------

                                         [LEGG MASON FUNDS LOGO]

To Our Shareholders,

  We are pleased to provide you with Legg Mason Income Trust's semi-annual report, combining reports for the Legg Mason U.S. Government Intermediate-Term Portfolio, Investment Grade Income Portfolio, High Yield Portfolio and the U.S. Government Money Market Portfolio.

  The following table summarizes key statistics for the Primary Class of each portfolio, as of June 30, 2002:

                                                           Net Asset Value
                             SEC Yield(A)   Average Life      Per Share
                             ------------   ------------   ---------------
Government Intermediate          3.90%       5.83 years        $10.46
Investment Grade                 5.08%       9.39 years        $ 9.94
High Yield                       9.49%       6.93 years        $ 8.14
Government Money Market(B)       1.21%         43  days        $ 1.00

  Total returns for the Primary Class of shares of the Government Intermediate, Investment Grade and High Yield Portfolios for the six-month period (not annualized) were +3.52%, +1.24%, and -7.94%, respectively. (Total return measures investment performance in terms of appreciation or depreciation in a portfolio's net asset value per share, plus dividends and any capital gain distributions.) Beginning on page 2, portfolio managers responsible for the Income Trust discuss recent results and the investment outlook. The Funds' total returns in various periods since their inceptions are shown on subsequent pages of the report.

  For each of our Funds, historical performance is not indicative of future results, and the principal value of our holdings will continue to fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  Many of our shareholders regularly add to their Fund holdings by authorizing automatic, monthly transfers from their bank checking or Legg Mason accounts. Your Legg Mason Financial Advisor will be happy to help you make these arrangements if you would like to purchase additional shares in this convenient way.

      Sincerely,


         /s/ JOHN F. CURLEY, JR.            /S/ MARK R. FETTING
         John F. Curley, Jr.                Mark R. Fetting
         Chairman                           President

July 30, 2002

---------------

(A) SEC yields reported for the U.S. Government Intermediate, Investment Grade and High Yield Portfolios are for the 30 days ended June 30, 2002. For the U.S. Government Money Market Portfolio, the SEC yield is for the 7 days ended June 30, 2002.

(B) An investment in the U.S. Government Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Portfolio Managers' Comments

Legg Mason Income Trust, Inc.

Market Overview

  The six-month period ended June 30, 2002, was characterized by seesawing expectations for economic growth. Equity prices and bond yields rose in the first half of the period in the belief that the economy was surging ahead. When growth proved disappointing in the second half of the period, equity prices plunged and bond yields fell. Interest rates fell on balance across the board, but short-term rates fell the most, leaving the yield curve unusually steep. Manufacturing activity rebounded significantly, while the consumer sector continued to plod along. High quality credit spreads narrowed substantially, led by agencies and swaps, as monetary policy became accommodative and recession fears faded. This contrasted sharply, however, with a series of unusually large and scandalous disasters suffered by a dozen or so corporate bond issuers. Lower-quality credits, particularly in the high yield sector, suffered as concerns over the quality and reliability of earnings were raised, and a handful of major corporate bonds fell dramatically as they were downgraded. Emerging market debt markets sagged as concerns rose over Brazilian politics and the outlook for the Brazilian economy. Treasury Inflation-Protected Securities ("TIPS"), however, enjoyed strong performance as real yields declined, despite very low levels of inflation. The dollar weakened from very strong levels in sympathy with the declining equity market.

U.S. Government Intermediate

  The U.S. Government Intermediate-Term Portfolio was challenged by this environment, but slightly exceeded the performance of its primary benchmark, the Lehman Intermediate Government/Credit Bond Index, with a total return of +3.52% (Primary Class) versus +3.33% for the six months ended June 30, 2002. Major strategies generated mixed results, as positive results from several key investment strategies were offset by a steeper curve and by action in the lower-quality range of the credit sector. The Fund's long duration posture benefited as interest rates fell, but this was somewhat offset by an emphasis on longer maturities as short-term rates fell the most. Overweight exposure to mortgage-backed securities was a plus, since tighter spreads and a steeper curve more than offset the negative impact of rising prepayment speeds. The biggest drag on performance came from overweight exposure to investment grade securities at the lower end of the credit scale.

Investment Grade

  The Investment Grade Income Portfolio was not well positioned for this environment, unfortunately, posting a total return of +1.24% versus the +3.79% return of its primary benchmark, the Lehman Aggregate Bond Index for the six months ended June 30, 2002. Major strategies generated mixed results, as positive results from several key investment strategies were swamped by the action in the credit and emerging market sectors. The principal contributor to returns was the Fund's long duration posture, which benefited as interest rates fell, but this was somewhat offset by an emphasis on longer maturities as the yield curve steepened. A moderate exposure to long-maturity TIPS also contributed to returns as strong price performance more than compensated for lower inflation. Overweight exposure to mortgage-backed securities was also a plus, since tighter spreads and a steeper curve more than offset the negative impact of rising prepayment speeds. The biggest drag on performance came from exposure to a handful of corporate issuers whose bonds suffered significantly, from modest exposure to emerging market debt securities, and high yield corporate bonds, all as allowed by the Fund's guidelines. The negative impact of unfortunate issue selection was mitigated to some extent by our efforts to keep issuer exposure more diversified than usual.

High Yield

  The high yield market began 2002 much as it ended 2001, coping with an increasing number of accounting and other corporate mismanagement issues. Despite this backdrop, stronger than anticipated economic data encouraged investors to embrace risk. Cash inflows into the sector were strong according to AMG (mutual fund data) in January as the confidence of market participants was bolstered by the prospect of an economic recovery and historically above-average spreads. February was a difficult month in high yield as the sector watched the equity markets trade down sharply. In addition, due to recent downgrades to non-investment grade, 10 "fallen angels" aggregating $8 billion were forced onto the high yield market. Combined with the new issue market that supplied $4.2 billion, the technicals for the sector turned decidedly negative. As the equity markets rebounded in March, so did the high yield market. The Lehman High Yield Index returned +2.41% in that month, the sixth strongest month in the past 5 years. During the first quarter, the sector produced a +1.68% return, sustaining an upward trend that began six months earlier.

  High yield bonds began the second quarter by providing solid returns in April (+1.60%) amid continued equity market and heavy fallen angel supply pressures. The market benefited from the influx of cash into the sector and economic news that suggested a sluggish yet continued economic recovery was underway. During May the sector recorded a negative return (-0.51%) as market technicals faltered when $400 million flowed out of the sector. The outflow marked the first negative mutual fund flow for the year. Fallen angels continued to be a major factor in the market in May. The high yield market was forced to absorb $44.3 billion in fallen angels during the month, primarily through the addition of Qwest and WorldCom. June was the sector's worst performing month on record (-7.37%), driven by the accumulated impact of the accounting irregularities announced during the quarter, specifically the WorldCom accounting improprieties reported on June 25. The news caused an already confidence-shaken market to experience another round of heavy selling pressures and markdowns. Market technicals worsened from May levels and showed no bright spots. The pace of outflows picked up as nearly $1 billion left high yield mutual funds during June. Aggressive supply during the month (approximately $7 billion) and declining equity markets in the face of continued sector-specific negative headlines significantly pressured secondary market levels. New issues were either postponed or required more favorable terms in order to complete. The Lehman High Yield Index as of June 28 reported an average yield of +12.44% and an average spread over Treasuries of 768 basis points.(A)

  The Fund returned -7.94% for the first six months of 2002, compared to -4.84% for the Lehman High Yield Index. The Fund's underperformance was in large part due to our more aggressive positioning of the Fund. We anticipated that economic growth would result in rising investor sentiment and improved balance sheet structure. The more aggressive positioning was accomplished by selectively trading down in a company's capital structure, increasing exposure to more economically sensitive sub-sectors, and reducing the average credit quality of the Fund to B1/B+.

  Going forward, we continue to pursue marginal rotation from BB names into single B names, select fallen angel plays and capital structure rotation. We believe that the sector continues to offer an attractive absolute and relative yield. The improving global economic outlook should result in positive earnings growth, thereby spurring underlying credit improvement. We anticipate the road will continue to be bumpy, however; financial reporting changes that have been implemented or those still under consideration that increase corporate financial transparency, combined with our economic growth forecast, should help the high yield sector be a top performing sector for the second half of 2002.

Outlook and Strategy

  The U.S. fixed-income market is on the horns of a signal-to-noise dilemma. The signal is not very strong, however, so the noise is getting all the attention. According to our ears, the signals from the economy have been steadily and slowly improving over the past six months. The noise emanates from the sundry earnings scandals that have rocked the markets. It's not so much economic woes that have torpedoed a dozen or so former industry titans as it is human failings. The risk that everyone worries about is that the noise could in fact be part of the signal; that the problems plaguing the corporate sector are systemic, and that they eventually lead to a decline in domestic demand and a dreaded double-dip recession. We can't be sure that corporate deceit, fraud and malfeasance won't prove to be contagious. But it doesn't appear to be a systemic issue, and we don't think it's unreasonable to expect that most of the problems are behind us.

  Ignoring the noise and focusing on the signal can be a tough job at times like this. But just about any index of manufacturing activity shows that things are improving so far this year. Virtually all of the indices tracked by the Institute for Supply Management (formerly NAPM) are in positive territory. Commodity prices, traditionally a good coincident indicator of global industrial activity, are up across the board from their recent lows and continue to rise. Residential construction is strong, as are secondary housing markets, thanks to lower interest rates, reduced

---------------
(A) 100 basis points = 1%.

capital gains taxes on homes, and an ongoing rise in real incomes. Capital goods orders -- the source of future productivity and economic growth -- appear to be slowly recovering after two years of declines. The rise in gold and the decline in the dollar spell relief from lingering deflationary pressures, not rising inflation risk. Tax burdens are down and the Fed is disposed to fan the fires of growth within reasonable limits.

  There are still headwinds, to be sure, which are acting to keep progress slow. Steep yield curves and historically wide credit spreads prevent monetary ease from flowing through to consumer and corporate balance sheets. The deterioration in federal and state fiscal accounts threatens higher taxes. We're not in a trade war, but there are more global skirmishes taking place than we would like to see. And underlying everything is the reality of low nominal growth and lack of pricing power, which continues to be a problem for those who planned for better times but now find themselves with an uncomfortably large debt burden.

  In our optimistic view, the despair that is so evident in the equity market reflects downward adjustments to economic growth expectations (plus fear of further credit blow-ups), but not necessarily a deterioration in the economic fundamentals. While the adjustments and defaults have been quite painful, the repricing of assets that has taken place (lower yields, cheaper equity prices and a weaker dollar) is helping to build a more solid foundation for future growth. Deleveraging -- the order of the day for many corporations -- involves asset sales, which keep prices low, but it translates into better margins and healthier balance sheets over time. Today's low inflation fundamentals provide the best incentive for the productivity gains which fuel healthy growth.

  We think that short-term interest rates in the U.S. have largely adjusted to this new, low-inflation and slow-growth reality, so we have cut our duration exposure somewhat. Given our expectation that inflation will remain quite low, however, we expect to see a flatter curve over time, driven by a slow rise in short rates and a gradual decline in long rates, which remain quite attractive.

  Emerging market and credit spreads in general should gradually tighten in this environment, even though there could be a few more unpleasant credit events this year. The mortgage sector is slowly losing its appeal as spreads tighten and prepayment risk rises. Although TIPS yields have lost some of their luster, they still represent decent value and ought to be excellent hedges in the event of a double-dip or if inflation unexpectedly rises.

                                          Western Asset Management Company

July 22, 2002

Performance Information

Legg Mason Income Trust, Inc.

Total Returns for One, Five and Ten Years and Life of Class, as of June 30, 2002

  Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in each of these Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods.

  The Government Intermediate, Investment Grade and High Yield Portfolios each offer two classes of shares: Primary Class and Institutional Class. Information about the Institutional Class is contained in a separate report to its shareholders. The U.S. Government Money Market Portfolio is excluded from this performance information because it does not have a variable share price.

  The table below does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

  Past performance does not predict future performance.

  The Funds' total returns as of June 30, 2002, were as follows:

                              U.S. Government    Investment Grade         High
                             Intermediate-Term        Income             Yield
                                 Portfolio          Portfolio          Portfolio
------------------------------------------------------------------------------------
Average Annual Total Return
 Primary Class:
   One Year                         +6.85%             +4.13%             -8.46%
   Five Years                       +5.93%             +6.06%             -2.31%
   Ten Years                        +5.82%             +6.70%               N/A
   Life of Class(A)                 +7.06%             +7.68%             +2.72%
Cumulative Total Return
 Primary Class:
   One Year                         +6.85%             +4.13%             -8.46%
   Five Years                      +33.35%            +34.23%            -11.05%
   Ten Years                       +76.02%            +91.27%               N/A
   Life of Class(A)               +176.48%           +201.38%            +25.29%
------------------------------------------------------------------------------------

(A) Primary Class inception dates are:
    U.S. Government Intermediate-Term Portfolio -- August 7, 1987
    Investment Grade Income Portfolio -- August 7, 1987
    High Yield Portfolio -- February 1, 1994

Statement of Net Assets

Legg Mason Income Trust, Inc.
June 30, 2002 (Unaudited)
(Amounts in Thousands)

U.S. Government Intermediate-Term Portfolio

                                       Rate        Maturity Date          Par           Value
-----------------------------------------------------------------------------------------------
Long-Term Investments -- 63.1%

U.S. Government and Agency Obligations -- 29.5%
 Fixed Rate Securities -- 29.5%
 Fannie Mae                            6.250%          2/1/11           $  8,900       $  9,355
 Fannie Mae                            6.125%         3/15/12             30,380         32,149
 Freddie Mac                           5.000%         5/15/04             11,000         11,418
 Freddie Mac                           5.875%         3/21/11              9,722          9,965
 Freddie Mac                           5.750%         1/15/12              5,008          5,145
 United States Treasury Bonds          8.000%         11/15/21             7,670          9,810
 United States Treasury Bonds          5.250%         11/15/28               160            151
 United States Treasury Bonds          6.250%         5/15/30                290            314
 United States Treasury Bonds          5.375%         2/15/31                 90             88
 United States Treasury Notes          5.750%         11/15/05             5,230          5,581
 United States Treasury Notes          5.750%         8/15/10              3,560          3,808
 United States Treasury Notes          5.000%         8/15/11              1,880          1,906
 United States Treasury Notes          4.875%         2/15/12             10,910         10,951
                                                                                       --------
Total U.S. Government and Agency
 Obligations (Identified Cost -- $98,762)                                               100,641
-----------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- 18.4%
 Fixed Rate Securities -- 17.8%
 Fannie Mae                            6.500%     1/1/10 to 7/1/31        28,861         29,593
 Fannie Mae                            8.500%     6/1/10 to 8/1/11           496            527
 Fannie Mae                           12.500%    11/1/12 to 4/1/18           578            691
 Fannie Mae                            7.000%     1/1/13 to 6/1/29         1,654          1,726
 Fannie Mae                            9.500%          7/1/14                285            310
 Fannie Mae                           11.000%         12/1/15                204            226
 Fannie Mae                            9.000%         11/1/21                551            605
 Fannie Mae                            6.000%         11/1/27                  6              6
 Fannie Mae                            6.000%          7/1/32              5,000          4,988(A)
 Fannie Mae                            7.000%          7/1/32              7,900          8,181(A)
 Freddie Mac                           8.250%          2/1/08                 81             86
 Freddie Mac                           8.500%    12/1/08 to 6/1/21           461            495
 Freddie Mac                           9.750%    11/1/09 to 11/1/14          130            142
 Freddie Mac                           9.000%     1/1/17 to 1/1/21           741            809
 Freddie Mac                           7.000%         1/25/21                474            491
 Freddie Mac                           8.000%          2/1/31              2,102          2,234
 Government National Mortgage
   Association                         9.000%    7/15/04 to 9/15/22        1,322          1,411
 Government National Mortgage
   Association                         6.000%    5/15/14 to 2/15/29        4,184          4,208

Legg Mason Income Trust, Inc.

U.S. Government Intermediate-Term Portfolio -- Continued

                                       Rate        Maturity Date          Par           Value
-----------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- Continued
 Fixed Rate Securities -- Continued
 Government National Mortgage
   Association                         6.500%   9/15/31 to 10/15/31     $  3,719       $  3,793
                                                                                       --------
                                                                                         60,522
                                                                                       --------
 Indexed Securities(C) -- 0.6%
 Government National Mortgage
   Association                         6.625%         6/16/26              9,304          1,042
 Government National Mortgage
   Association                         6.675%         8/16/26              8,598          1,034
                                                                                       --------
                                                                                          2,076
                                                                                       --------
Total U.S. Government Agency
 Mortgage-Backed Securities
 (Identified Cost -- $60,345)                                                            62,598
-----------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- 9.3%
 Banking and Finance -- 6.9%
 Citigroup Inc.                        6.000%         2/21/12              3,000          3,018
 DaimlerChrysler NA Holding
   Corporation                         6.400%         5/15/06              2,000          2,072
 Ford Motor Credit Company             7.375%         10/28/09               700            711
 Ford Motor Credit Company             7.875%         6/15/10                110            114
 Ford Motor Credit Company             7.375%          2/1/11              3,560          3,600
 General Electric Capital
   Corporation                         5.875%         2/15/12              3,000          3,002
 General Electric Capital
   Corporation                         6.750%         3/15/32              3,000          3,022
 General Motors Acceptance
   Corporation                         8.000%         11/1/31              3,000          3,076
 Household Finance Corporation         8.000%         7/15/10                690            736
 Household Finance Corporation         7.000%         5/15/12              1,220          1,208
 J.P. Morgan Chase & Co.               6.625%         3/15/12                600            618
 Lehman Brothers Holdings Inc.         8.250%         6/15/07              2,000          2,259
                                                                                       --------
                                                                                         23,436
                                                                                       --------
 Environmental Services -- 1.4%
 Waste Management, Inc.                7.000%         10/15/06             1,950          2,038
 Waste Management, Inc.                7.375%          8/1/10              2,750          2,863
                                                                                       --------
                                                                                          4,901
                                                                                       --------
 Gas and Pipeline Utilities -- 0.2%
 Dynegy Holdings Inc.                  8.750%         2/15/12                680            507
                                                                                       --------

                                       Rate        Maturity Date          Par           Value
-----------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Oil and Gas -- 0.2%
 Sonat Inc.                            7.625%         7/15/11           $    750       $    738
                                                                                       --------
 Telecommunications -- 0.6%
 SBC Communications Inc.               5.750%          5/2/06              1,500          1,560
 Sprint Capital Corporation            7.125%         1/30/06                500            440
                                                                                       --------
                                                                                          2,000
                                                                                       --------
Total Corporate Bonds and Notes
 (Identified Cost -- $31,119)                                                            31,582
-----------------------------------------------------------------------------------------------
Asset-Backed Securities -- 3.4%
 Fixed Rate Securities -- 3.2%
 Conseco Finance Securitizations
   Corp. 2001-B                        6.003%         6/15/32              4,438          4,526
 Conseco Finance Securitizations
   Corp. 2001-1                        6.990%          7/1/32              3,600          3,758
 Green Tree Financial Corporation
   Series 1998-6                       6.270%          7/1/21              2,600          2,738
                                                                                       --------
                                                                                         11,022
                                                                                       --------
 Indexed Securities(B) -- N.M.
 SLM Student Loan Trust 1998-2         2.392%         4/25/07                140            140
                                                                                       --------
 Stripped Securities -- 0.2%
 New South Home Equity Trust 2001-1    5.490%         3/25/03             14,000            514(C1)
                                                                                       --------
Total Asset-Backed Securities
 (Identified Cost -- $11,020)                                                            11,676
-----------------------------------------------------------------------------------------------
Mortgage-Backed Securities -- 2.0%
 Fixed Rate Securities -- 2.0%
 Blackrock Capital Finance L.P.
   1997-R3                             7.220%         11/25/28             1,769          1,820(D)
 Criimi Mae Commercial Mortgage
   Trust 1998-C1                       7.000%          6/2/33              1,600          1,666(D)
 J.P. Morgan Commercial Mortgage
   Finance Corporation 1999-C8         7.400%         7/15/31              1,600          1,771

Legg Mason Income Trust, Inc.

U.S. Government Intermediate-Term Portfolio -- Continued

                                       Rate        Maturity Date       Par/Shares       Value
-----------------------------------------------------------------------------------------------
Mortgage-Backed Securities -- Continued
 Fixed Rate Securities -- Continued
 Ocwen Residential MBS Corporation
   1998-R2                             6.750%         11/25/34          $  1,500       $  1,522(D)
                                                                                       --------
Total Mortgage-Backed Securities
 (Identified Cost -- $6,321)                                                              6,779
-----------------------------------------------------------------------------------------------
Yankee Bonds(E) -- 0.1%
 Telecommunications -- 0.1%
 France Telecom SA                     9.000%          3/1/31                380            336
                                                                                       --------
Total Yankee Bonds (Identified
 Cost -- $378)                                                                              336
-----------------------------------------------------------------------------------------------
Preferred Stocks -- 0.4%
 Home Ownership Funding Corporation   13.331%                                  5shs         321(D,F)
 Home Ownership Funding Corporation
   II                                 13.338%                                 14            899(D,F)
                                                                                       --------
Total Preferred Stocks (Identified
 Cost -- $1,537)                                                                          1,220
                                                                                       --------
Total Long-Term Investments
 (Identified Cost -- $209,482)                                                          214,832
-----------------------------------------------------------------------------------------------
Short-Term Securities -- 38.8%

Corporate Bonds and Notes -- 1.9%
 AT&T Corp.                            3.045%          8/6/02           $  2,000          2,000(D)
 General Motors Acceptance
   Corporation                         2.470%         1/17/03              1,000            999(B)
 Raytheon Company                      6.450%         8/15/02              3,474          3,487
                                                                                       --------
                                                                                          6,486
                                                                                       --------
U.S. Government and Agency Obligations -- 0.3%
 Fannie Mae                            0.000%         8/14/02              1,000            998(G,H)
                                                                                       --------
Repurchase Agreements -- 36.6%
 Goldman, Sachs & Company
   1.98%, dated 6/28/02, to be repurchased at $49,700
   on 7/1/02 (Collateral: $48,760 Fannie Mae notes,
   5.75%, due 4/15/03, value $51,279)                                     49,692         49,692

                                                                          Par           Value
-----------------------------------------------------------------------------------------------
Repurchase Agreements -- Continued

Merrill Lynch Government Securities, Inc.
1.97%, dated 6/28/02, to be repurchased at $75,012
on 7/1/02 (Collateral: $167,730 Resolution Funding
Corp. principal-only security, 0%, due 4/15/30,
value $31,240; $45,845 Resolution Funding Corp.
principal-only security, 0%, due 7/15/12, value
$26,533; $44,150 Financing Corporation principal-
only security, 0%, due 9/26/19, value $14,845;
$16,965 Resolution Funding Corp. principal-only
security, 0%, due 11/15/29, value $3,245; $2,920
Resolution Funding Corp. principal-only security,
0%, due 7/15/27, value $635)                                            $ 75,000       $ 75,000
                                                                                       --------
                                                                                        124,692
                                                                                       --------
Total Short-Term Securities (Identified Cost -- $132,165)                               132,176
-----------------------------------------------------------------------------------------------
Total Investments -- 101.9% (Identified Cost -- $341,647)                               347,008
Other Assets Less
 Liabilities -- (1.9)%                                                                   (6,396)
                                                                                       --------

NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to:
 31,743 Primary Class shares outstanding                                $339,811
    824 Institutional Class shares outstanding                             8,488
Undistributed net investment income                                          136
Accumulated net realized gain/(loss) on investments, options and
 futures                                                                 (12,987)
Unrealized appreciation/(depreciation) of investments, options and
 futures                                                                   5,164
                                                                        --------

NET ASSETS -- 100.0%                                                                   $340,612
                                                                                       ========

NET ASSET VALUE PER SHARE:
 PRIMARY CLASS                                                                           $10.46
                                                                                       ========
 INSTITUTIONAL CLASS                                                                     $10.46
                                                                                       ========

Legg Mason Income Trust, Inc.

U.S. Government Intermediate-Term Portfolio -- Continued

                                     Expiration     Actual     Appreciation/
                                        Date       Contracts   (Depreciation)
-----------------------------------------------------------------------------
Futures Contracts Purchased(I)
Eurodollar Futures                 September 2002      50          $  15
U.S. Treasury Bond Futures         September 2002     246            318
U.S. Treasury Note Futures         September 2002      21             30
                                                                   -----
                                                                   $ 363
                                                                   -----
Futures Contracts Written(I)
Eurodollar Futures                 December 2002       50          $ (29)
U.S. Treasury Note Futures         September 2002     281           (531)
                                                                   -----
                                                                   $(560)
                                                                   -----
-------------------------------------------------------------------------

(A) When-issued security -- Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

(B) Indexed security -- The rates of interest earned on these securities are tied to the London Interbank Offered Rate ("LIBOR"), Consumer Price Index ("CPI"), or the one-year Treasury Bill rate. These rates are as of June 30, 2002.

(C) Stripped security -- Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

(D) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 2.4% of net assets.

(E) Yankee Bond -- A dollar-denominated bond issued in the U.S. by foreign entities.

(F) Stepped coupon security -- A security with a predetermined schedule of interest or dividend rate changes.

(G) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(H) Collateral to cover futures contracts.

(I) Futures are described in more detail in the notes to financial statements.

N.M. -- Not meaningful.

See notes to financial statements.

Statement of Net Assets

Legg Mason Income Trust, Inc.
June 30, 2002 (Unaudited)
(Amounts in Thousands)

Investment Grade Income Portfolio

                                       Rate        Maturity Date          Par           Value
-----------------------------------------------------------------------------------------------
Long-Term Securities -- 87.7%

Corporate Bonds and Notes -- 29.2%
 Aerospace/Defense -- 1.3%
 Raytheon Company                      6.400%         12/15/18          $  3,000       $  2,830
 Systems 2001 Asset Trust              6.664%         9/15/13                852            905(A)
                                                                                       --------
                                                                                          3,735
                                                                                       --------
 Auto Parts and Equipment -- 0.1%
 American Axle & Manufacturing Inc.    9.750%          3/1/09                 50             53
 Lear Corporation                      7.960%         5/15/05                270            276
                                                                                       --------
                                                                                            329
                                                                                       --------
 Automotive -- 0.7%
 DaimlerChrysler NA Holding Corp.      7.300%         1/15/12              1,025          1,074
 Ford Motor Company                    8.900%         1/15/32                370            397
 Ford Motor Company                    7.700%         5/15/97                630            575
                                                                                       --------
                                                                                          2,046
                                                                                       --------
 Banking and Finance -- 7.4%
 Associates Corporation of North
   America                             8.150%          8/1/09                775            866
 Bank of America Corporation           6.250%         4/15/12              1,720          1,756
 Credit Suisse First Boston USA        5.750%         4/15/07              1,500          1,535
 Dresdner Funding Trust I              8.151%         6/30/31                200            216(A)
 Ford Motor Credit Company             7.600%          8/1/05                250            262
 Ford Motor Credit Company             5.800%         1/12/09              2,500          2,345
 Gemstone Investors Limited            7.710%         10/31/04               440            429(A)
 General Electric Capital
   Corporation                         6.750%         3/15/32                980            987
 General Motors Acceptance
   Corporation                         7.250%          3/2/11                160            164
 General Motors Acceptance
   Corporation                         0.000%         6/15/15              2,700          1,036(B)
 IBJ Preferred Capital Corp. LLC       8.790%         12/29/49             1,520          1,252(A,C)
 J.P. Morgan Chase & Co.               6.625%         3/15/12              3,850          3,963
 Midwest Generation LLC                8.560%          1/2/16              2,000          1,983
 SB Treasury Company LLC               9.400%         12/29/49               840            833(A,C)
 The Sanwa Bank, Ltd., New York        7.400%         6/15/11                500            478
 Transamerica Finance Corporation      5.750%         1/28/04              2,000          2,040
 UBS Preferred Funding Trust I         8.622%         10/29/49               400            458(C)
 Unilever Capital Corporation          7.125%         11/1/10                480            528
                                                                                       --------
                                                                                         21,131
                                                                                       --------

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                       Rate        Maturity Date          Par           Value
-----------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Building Materials -- 0.1%
 American Standard Cos., Inc.          8.250%          6/1/09           $     37       $     39
 American Standard Cos., Inc.          7.625%         2/15/10                  5              5
 Nortek, Inc.                          8.875%          8/1/08                100            101
                                                                                       --------
                                                                                            145
                                                                                       --------
 Cable -- 0.2%
 Charter Communications Holdings,
   LLC                                 8.625%          4/1/09                150            100
 CSC Holdings Inc.                     8.125%         8/15/09                230            185
 Tele-Communications, Inc.             7.125%         2/15/28                180            141
                                                                                       --------
                                                                                            426
                                                                                       --------
 Chemicals -- 0.1%
 The Dow Chemical Company              7.375%         11/1/29                130            137
                                                                                       --------
 Computer Services and
   Systems -- 0.6%
 Compaq Computer Corporation           7.650%          8/1/05              1,500          1,599
                                                                                       --------
 Diversified Services -- 0.7%
 Loews Corporation                     7.625%          6/1/23              1,000            969
 Loews Corporation                     7.000%         10/15/23             1,000            904
                                                                                       --------
                                                                                          1,873
                                                                                       --------
 Electric -- 3.0%
 Cleveland Electric Illuminating
   Company                             7.880%         11/1/17                850            904
 Commonwealth Edison Company           6.150%         3/15/12                560            575(A)
 Entergy Gulf States, Inc.             8.250%          4/1/04              1,800          1,918
 Exelon Corporation                    6.750%          5/1/11              2,000          2,073
 Mirant Americas Generation LLC        8.300%          5/1/11                440            347
 Niagara Mohawk Power Corporation      7.750%         10/1/08              1,010          1,120
 Niagara Mohawk Power Corporation      0.000%          7/1/10                720            712(C)
 System Energy Resources, Inc.         7.430%         1/15/11                546            561
 The AES Corporation                   9.500%          6/1/09                360            238
                                                                                       --------
                                                                                          8,448
                                                                                       --------
 Energy -- 0.5%
 Calpine Corporation                   7.750%         4/15/09                 49             32
 Calpine Corporation                   8.500%         2/15/11              1,120            750
 CMS Energy Corporation                7.500%         1/15/09                100             69

                                       Rate        Maturity Date          Par           Value
-----------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Energy -- Continued
 FirstEnergy Corp.                     6.450%         11/15/11          $    310       $    297
 FirstEnergy Corp.                     7.375%         11/15/31               290            275
                                                                                       --------
                                                                                          1,423
                                                                                       --------
 Environmental Services -- 1.4%
 Republic Services, Inc.               6.750%         8/15/11              2,340          2,410
 Safety-Kleen Corp.                    9.250%         5/15/09                122          0.012(D)
 Waste Management, Inc.                7.375%         5/15/29              1,700          1,631
                                                                                       --------
                                                                                          4,041
                                                                                       --------
 Food, Beverage and Tobacco -- 3.8%
 Campbell Soup Company                 5.500%         3/15/07              2,000          2,054
 Nabisco Incorporated                  7.050%         7/15/07              3,100          3,373
 Philip Morris Companies Inc.          7.750%         1/15/27              1,165          1,237
 R.J. Reynolds Tobacco Holdings,
   Inc.                                7.750%         5/15/06              1,280          1,377
 R.J. Reynolds Tobacco Holdings,
   Inc.                                7.875%         5/15/09                860            898
 The Pepsi Bottling Group, Inc.        7.000%          3/1/29              1,800          1,912
                                                                                       --------
                                                                                         10,851
                                                                                       --------
 Gaming -- 0.1%
 Horseshoe Gaming Holding Corp.        8.625%         5/15/09                 69             70
 International Game Technology         8.375%         5/15/09                 70             74
                                                                                       --------
                                                                                            144
                                                                                       --------
 Gas and Pipeline Utilities -- 2.2%
 CMS Panhandle Holding Company         6.125%         3/15/04                400            354
 Dynegy Holdings Inc.                  8.750%         2/15/12              1,690          1,259
 The Williams Companies, Inc.          7.625%         7/15/19              2,000          1,493
 Union Oil Company of California       7.350%         6/15/09              3,000          3,200
                                                                                       --------
                                                                                          6,306
                                                                                       --------
 Insurance -- 0.9%
 Ace Capital Trust II                  9.700%          4/1/30              2,100          2,499
                                                                                       --------
 Machinery -- N.M.
 Terex Corporation                     8.875%          4/1/08                132            134
                                                                                       --------

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                       Rate        Maturity Date          Par           Value
-----------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Media -- 0.8%
 AOL Time Warner Inc.                  7.700%          5/1/32           $    320       $    282
 News America Holdings Incorporated    8.875%         4/26/23                500            521
 News America Holdings Incorporated    7.750%          2/1/24                 80             75
 News America Holdings Incorporated    8.250%         10/17/96               200            179
 News America Incorporated             7.625%         11/30/28             1,410          1,286
                                                                                       --------
                                                                                          2,343
                                                                                       --------
 Medical Care Facilities -- 0.7%
 HEALTHSOUTH Corporation               8.375%         10/1/11              2,000          2,090
                                                                                       --------
 Oil and Gas -- 1.0%
 Conoco Funding Company                6.350%         10/15/11             1,010          1,048
 El Paso Corporation                   7.800%          8/1/31              1,660          1,549
 El Paso Corporation                   7.750%         1/15/32                340            315
                                                                                       --------
                                                                                          2,912
                                                                                       --------
 Paper and Forest Products -- 0.6%
 Weyerhaeuser Company                  6.750%         3/15/12              1,070          1,100(A)
 Weyerhaeuser Company                  7.375%         3/15/32                720            729(A)
                                                                                       --------
                                                                                          1,829
                                                                                       --------
 Pharmaceuticals -- 0.7%
 Bristol-Myers Squibb Company          5.750%         10/1/11              2,100          2,089
                                                                                       --------
 Real Estate -- 0.1%
 Socgen Real Estate Co. LLC            7.640%         12/29/49               180            192(A,C)
                                                                                       --------
 Retail -- 0.1%
 Wal-Mart Stores, Inc.                 7.550%         2/15/30                200            229
                                                                                       --------

                                       Rate        Maturity Date          Par           Value
-----------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Telecommunications -- 1.6%
 AT&T Wireless Services Inc.           7.350%          3/1/06           $    960       $    835
 EchoStar DBS Corporation              9.375%          2/1/09                 29             27
 GTE Corporation                       6.940%         4/15/28              1,700          1,490
 Sprint Capital Corporation            6.900%          5/1/19                720            496
 TCI Communications Financing III      9.650%         3/31/27              1,650          1,678
                                                                                       --------
                                                                                          4,526
                                                                                       --------
 Transportation -- 0.5%
 Consolidated Rail Corporation         7.875%         5/15/43                600            638
 Delta Air Lines, Inc.                 6.718%          1/2/23                840            856
                                                                                       --------
                                                                                          1,494
                                                                                       --------
Total Corporate Bonds and Notes
 (Identified Cost -- $82,564)                                                            82,971
-----------------------------------------------------------------------------------------------
Asset-Backed Securities -- 0.9%
 Fixed Rate Securities -- 0.9%
 Conseco Finance Securitizations
   Corp. 2000-4                        7.730%          5/1/32              2,500          2,641
                                                                                       --------
 Indexed Securities(E) -- N.M.
 SLM Student Loan Trust 1997-2         2.252%         10/25/05                28             29
                                                                                       --------
Total Asset-Backed Securities
 (Identified Cost -- $2,649)                                                              2,670
-----------------------------------------------------------------------------------------------
Mortgage-Backed Securities -- 1.7%
 Fixed Rate Securities -- 1.7%
 Asset Securitization Corporation
   1996-D2                             6.920%         2/14/29              1,022          1,087
 CAPCO America Securitization
   Corporation 1998-D7                 6.260%         10/15/30               800            845
 Nomura Asset Securities Corporation
   1996-MD5                            7.120%         4/13/39                680            737
 Nomura Asset Securities Corporation
   1998-D6                             6.590%         3/15/30              2,000          2,150
 PSB Financial Corporation II A       11.050%         12/1/15                151            153
                                                                                       --------
Total Mortgage-Backed Securities
 (Identified Cost -- $4,597)                                                              4,972
-----------------------------------------------------------------------------------------------

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                       Rate        Maturity Date          Par           Value
-----------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 20.0%
 Fixed Rate Securities -- 13.1%
 Fannie Mae                            7.000%         7/15/05           $    860       $    940
 Fannie Mae                            5.250%         4/15/07                510            529
 Fannie Mae                            6.000%         5/15/11                700            734
 Fannie Mae                            5.375%         11/15/11               300            300
 Federal Home Loan Bank                3.625%         10/15/04             1,060          1,069
 Freddie Mac                           6.750%         9/15/29                  9             10
 Tennessee Valley Authority            5.375%         11/13/08               150            154
 Tennessee Valley Authority            6.750%         11/1/25                310            329
 United States Treasury Bonds          5.750%         8/15/10                 30             32
 United States Treasury Notes          4.375%         5/15/07             22,000         22,302
 United States Treasury Notes          4.750%         11/15/08               760            774
 United States Treasury Notes          6.500%         2/15/10                220            246
 United States Treasury Notes          5.000%         8/15/11              4,015          4,071
 United States Treasury Notes          4.875%         2/15/12              5,770          5,792
                                                                                       --------
                                                                                         37,282
                                                                                       --------
 Indexed Securities -- 6.9%
 United States Treasury Inflation-
   Indexed Security                    3.625%         1/15/08              4,629          4,846(F)
 United States Treasury Inflation-
   Indexed Security                    3.625%         4/15/28              6,291          6,794(F)
 United States Treasury Inflation-
   Indexed Security                    3.875%         4/15/29              7,130          8,035(F)
                                                                                       --------
                                                                                         19,675
                                                                                       --------
Total U.S. Government and Agency
 Obligations (Identified
 Cost -- $54,829)                                                                        56,957
-----------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- 19.3%
 Fixed Rate Securities -- 19.2%
 Fannie Mae                            8.000%    4/25/06 to 6/1/15           489            515
 Fannie Mae                            6.000%     9/1/25 to 2/1/32        18,043         18,005
 Fannie Mae                            7.500%          7/1/31                117            123
 Fannie Mae                            6.000%          7/1/32                400            399(G)
 Fannie Mae                            7.000%          7/1/32                200            207(G)
 Freddie Mac                           8.500%    2/1/04 to 11/1/09           114            122
 Freddie Mac                           8.750%          1/1/08                123            131
 Freddie Mac                           6.000%          2/1/14              1,417          1,432
 Freddie Mac                           7.500%     6/1/24 to 9/1/24           481            508
 Freddie Mac                           7.000%     8/1/24 to 4/1/29         3,638          3,789

                                       Rate        Maturity Date          Par           Value
-----------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- Continued
 Fixed Rate Securities -- Continued
 Freddie Mac                           8.000%          7/1/26           $    333       $    355
 Government National Mortgage
   Association                         6.000%    4/15/14 to 3/15/29        2,388          2,409
 Government National Mortgage
   Association                         9.000%    7/15/16 to 6/15/17          283            313
 Government National Mortgage
   Association                         7.000%    2/15/23 to 3/15/31        4,361          4,552
 Government National Mortgage
   Association                         7.500%    2/15/23 to 6/15/31        5,275          5,586
 Government National Mortgage
   Association                         8.000%         10/15/30             1,502          1,597
 Government National Mortgage
   Association                         6.500%         10/15/31            12,905         13,163
 Government National Mortgage
   Association                         6.000%          7/1/32                200            200(G)
 Government National Mortgage
   Association                         6.500%          7/1/32              1,200          1,224(G)
                                                                                       --------
                                                                                         54,630
                                                                                       --------
 Indexed Securities(E) -- 0.1%
 Freddie Mac                           5.957%          9/1/24                204            209
                                                                                       --------
Total U.S. Government Agency
 Mortgage-Backed Securities
 (Identified Cost -- $53,261)                                                            54,839
-----------------------------------------------------------------------------------------------
Yankee Bonds(H) -- 16.6%
 Banking and Finance -- 4.5%
 GM Nova Scotia                        6.850%         10/15/08             1,160          1,204
 Inter-American Development Bank       4.000%         1/18/05              2,450          2,488
 Korea Development Bank                6.750%         12/1/05              1,020          1,091
 PDVSA Finance Ltd.                    8.500%         11/16/12             1,910          1,671
 PDVSA Finance Ltd. 1999-I             9.750%         2/15/10              4,000          3,890
 PDVSA Finance Ltd. 1999-K             9.950%         2/15/20                800            696
 Redwood Capital II Ltd                5.048%          1/1/04                200            199(A,E)
 Royal Bank of Scotland Group plc      8.817%         3/31/49              1,500          1,660
                                                                                       --------
                                                                                         12,899
                                                                                       --------
 Chemicals -- 0.1%
 Avecia Group plc                     11.000%          7/1/09                129            128
                                                                                       --------

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                       Rate        Maturity Date          Par           Value
-----------------------------------------------------------------------------------------------
Yankee Bonds -- Continued
 Foreign Governments -- 5.8%
 Federative Republic of Brazil         3.125%         4/15/09           $    206       $    128(E)
 Federative Republic of Brazil        14.500%         10/15/09               580            435
 Federative Republic of Brazil        12.000%         4/15/10                580            383
 Federative Republic of Brazil         3.125%         4/15/12              1,090            578(E)
 Federative Republic of Brazil         8.000%         4/15/14              3,177          1,982
 Federative Republic of Brazil        11.000%         8/17/40                410            230
 Province of Manitoba                  9.500%         9/15/18              1,080          1,491
 Republic of Colombia                 11.750%         2/25/20              1,080          1,057
 Republic of Panama                    9.625%          2/8/11                140            136
 Republic of Panama                    4.750%         7/17/14                194            165(C)
 Republic of Panama                    2.625%         7/17/16              1,145            903(E)
 Republic of Panama                   10.750%         5/15/20                120            120
 Republic of Peru                      4.000%          3/7/17              1,400            924(C)
 Republic of Peru                      4.500%          3/7/17                386            281(C)
 Republic of the Philippines           9.875%         1/15/19                 40             39
 Republic of the Philippines           9.875%         1/15/19                800            795
 Republic of the Philippines          10.625%         3/16/25                770            796
 Russian Federation                    5.000%         3/31/30                700            486(C)
 Russian Federation                    8.250%         3/31/10                490            486
 United Mexican States                 8.375%         1/14/11              1,200          1,245
 United Mexican States                11.500%         5/15/26              2,940          3,729
                                                                                       --------
                                                                                         16,389
                                                                                       --------
 Insurance -- 0.3%
 XL Capital plc                        6.500%         1/15/12                700            725
                                                                                       --------
 Manufacturing (Diversified) -- 0.9%
 Tyco International Group SA           6.375%         6/15/05              1,000            815
 Tyco International Group SA           7.000%         6/15/28                400            284
 Tyco International Group SA           6.875%         1/15/29              2,170          1,539
                                                                                       --------
                                                                                          2,638
                                                                                       --------
 Oil and Gas -- 1.2%
 Petroliam Nasional Berhad             7.625%         10/15/26               610            572(A)
 Petronas Capital Ltd                  7.875%         5/22/22                770            765(A)
 YPF Sociedad Anonima                 10.000%         11/2/28              3,500          1,960
                                                                                       --------
                                                                                          3,297
                                                                                       --------

                                       Rate        Maturity Date          Par           Value
-----------------------------------------------------------------------------------------------
Yankee Bonds -- Continued
 Steel (Producers) -- 1.1%
 POSCO                                 7.375%         5/15/05           $  3,000       $  3,219
                                                                                       --------
 Telecommunications -- 1.2%
 British Telecommunications plc        8.375%         12/15/10               900            968
 British Telecommunications plc        8.875%         12/15/30               420            452
 France Telecom SA                     9.000%          3/1/31                340            301
 Telefonica de Argentina S.A.         11.875%         11/1/04              4,000          1,804
                                                                                       --------
                                                                                          3,525
                                                                                       --------
 Transportation -- 0.9%
 C P Railway Limited                   7.125%         10/15/31             2,500          2,602
                                                                                       --------
 Utilities -- 0.6%
 Tata Electric Company                 8.500%         8/19/17              2,000          1,801(A)
                                                                                       --------
Total Yankee Bonds (Identified
 Cost -- $51,949)                                                                        47,223
                                                                                       --------
Total Long-Term Securities
 (Identified Cost -- $249,849)                                                          249,632
-----------------------------------------------------------------------------------------------
Short-Term Securities -- 11.7%

Corporate Bonds and Notes -- 1.2%
 Niagara Mohawk Power Corporation      7.250%         10/1/02                476            481
 Qwest Capital Funding, Inc.           6.125%         7/15/02              2,500          2,300
 Qwest Corporation                     6.375%         10/15/02               600            529
 TCI Communications, Inc.              6.375%          5/1/03                240            240
                                                                                       --------
                                                                                          3,550
                                                                                       --------
U.S. Government and Agency Obligations -- 0.2%
 Fannie Mae                            0.000%         8/14/02                500            499(B,I)
                                                                                       --------
Yankee Bonds(H) -- 0.1%
 YPF Sociedad Anonima                  7.500%         10/26/02               151            146
                                                                                       --------
Repurchase Agreements -- 10.2%
 Goldman, Sachs & Company
   1.98%, dated 6/28/02, to be repurchased at $14,037
   on 7/1/02 (Collateral: $13,775 Fannie Mae notes,
   5.75%, due 4/15/03, value $14,487)                                     14,035         14,035

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                                                          Par           Value
-----------------------------------------------------------------------------------------------
Repurchase Agreements -- Continued
Merrill Lynch Government Securities, Inc.
1.97%, dated 6/28/02, to be repurchased at
$15,002 on 7/3/02 (Collateral: $46,540
Resolution Funding Corp. principal-only
security, 0%, due 7/15/20, value $15,300)                                $15,000       $ 15,000
                                                                                       --------
                                                                                         29,035
                                                                                       --------
Total Short-Term Securities
 (Identified Cost -- $33,488)                                                            33,230
-----------------------------------------------------------------------------------------------
Total Investments -- 99.4% (Identified Cost -- $283,337)                                282,862
Other Assets Less
 Liabilities -- 0.6%                                                                      1,684
                                                                                       --------

NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to:
 28,352 Primary Class shares outstanding                                $292,175
   278 Institutional Class shares outstanding                              2,784
Undistributed net investment income                                           75
Accumulated net realized gain/(loss) on investments, options and
 futures                                                                  (9,737)
Unrealized appreciation/(depreciation) of investments, options and
 futures                                                                    (751)
                                                                        --------

NET ASSETS -- 100.0%                                                                   $284,546
                                                                                       ========

NET ASSET VALUE PER SHARE:
 PRIMARY CLASS                                                                            $9.94
                                                                                       ========
 INSTITUTIONAL CLASS                                                                      $9.95
                                                                                       ========

                              Expiration     Actual     Appreciation/
                                 Date       Contracts   (Depreciation)
----------------------------------------------------------------------
Futures Contracts Purchased(J)
U.S. Treasury Bond Futures  September 2002       9          $  20
                                                            -----
Futures Contracts Written(J)
U.S. Treasury Note Futures  September 2002     123          $(196)
U.S. Treasury Note Futures  September 2002      43           (100)
                                                            -----
                                                            $(296)
                                                            -----
----------------------------------------------------------------------

(A) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 3.4% of net assets.

(B) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(C) Stepped coupon security -- A security with a predetermined schedule of interest or dividend rate changes.

(D) Bond is in default at June 30, 2002.

(E) Indexed security -- The rates of interest earned on these securities are tied to the London Interbank Offered Rate ("LIBOR"), Consumer Price Index ("CPI"), or the one-year Treasury Bill rate. These rates are as of June 30, 2002.

(F) U.S. Treasury Inflation-Indexed Security -- U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index ("CPI"). Interest is calculated on the basis of the current adjusted principal value.

(G) When-issued security -- Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

(H) Yankee Bond -- A dollar-denominated bond issued in the U.S. by foreign entities.

(I) Collateral to cover futures contracts.

(J) Futures are described in more detail in the notes to financial statements.

N.M. -- Not meaningful.

See notes to financial statements.

Statement of Net Assets

Legg Mason Income Trust, Inc.
June 30, 2002 (Unaudited)
(Amounts in Thousands)

High Yield Portfolio

                                                Rate     Maturity Date      Par           Value
-------------------------------------------------------------------------------------------------
Long-Term Securities -- 93.4%

Corporate Bonds and Notes -- 82.1%
 Animal Hospitals -- 0.8%
 Vicar Operating, Inc.                          9.875%    12/1/09          $1,353        $  1,421
                                                                                         --------
 Apparel -- 2.4%
 Levi Strauss & Co.                             6.800%    11/1/03           1,382           1,285
 Russell Corporation                            9.250%     5/1/10           1,082           1,088(A)
 The William Carter Company                    10.875%    8/15/11           1,600           1,752
                                                                                         --------
                                                                                            4,125
                                                                                         --------
 Auto Parts and Equipment -- 0.6%
 American Axle & Manufacturing Inc.             9.750%     3/1/09           1,000           1,060
                                                                                         --------
 Automotive -- 0.7%
 Asbury Automotive Group Inc.                   9.000%    6/15/12           1,337           1,290(A)
                                                                                         --------
 Banking and Finance -- 5.6%
 Alamosa Delaware Incorporated                 13.625%    8/15/11             651             195
 H & E Equipment Services LLC                  11.125%    6/15/12           1,196           1,136(A)
 PCA LLC/PCA Finance Corporation               11.875%     8/1/09             779             771(A)
 Qwest Capital Funding, Inc.                    7.000%     8/3/09           1,411             769
 Qwest Capital Funding, Inc.                    7.250%    2/15/11           2,446           1,370
 Qwest Capital Funding, Inc.                    6.875%    7/15/28           3,423           1,660
 Terra Capital Inc                             12.875%    10/15/08          1,530           1,568
 The FINOVA Group Inc.                          7.500%    11/15/09          1,740             557
 UCAR Finance Inc.                             10.250%    2/15/12           1,680           1,714(A)
                                                                                         --------
                                                                                            9,740
                                                                                         --------
 Building Materials -- 0.3%
 Nortek, Inc.                                   9.875%    6/15/11             538             543
                                                                                         --------
 Cable -- 2.7%
 Charter Communications Holdings, LLC           8.625%     4/1/09              53              35
 Charter Communications Holdings, LLC          10.750%    10/1/09           2,495           1,722
 Charter Communications Holdings, LLC           9.625%    11/15/09            962             640
 Charter Communications Holdings, LLC           0.000%    1/15/12           1,693             542

                                                Rate     Maturity Date      Par           Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Cable -- Continued
 Insight Communications Company, Inc.           0.000%    2/15/11          $1,940        $    834(B)
 Paxson Communications Corporation              0.000%    1/15/09           1,637             929(B)
                                                                                         --------
                                                                                            4,702
                                                                                         --------
 Chemicals -- 4.8%
 Georgia Gulf Corporation                      10.375%    11/1/07           1,040           1,113
 Hercules Incorporated                         11.125%    11/15/07            482             540
 Huntsman International Holdings LLC            0.000%    12/31/09          4,385           1,052(C)
 Huntsman International LLC                     9.875%     3/1/09           1,048           1,051(A)
 IMC Global Inc.                               10.875%     6/1/08             941           1,009
 Lyondell Chemical Company                      9.625%     5/1/07             340             325
 Lyondell Chemical Company                      9.875%     5/1/07              91              87
 Lyondell Chemical Company                      9.500%    12/15/08            980             911
 MacDermid, Incorporated                        9.125%    7/15/11             910             955
 Millennium America Inc.                        9.250%    6/15/08             700             714(A)
 Noveon, Inc.                                  11.000%    2/28/11             544             577
                                                                                         --------
                                                                                            8,334
                                                                                         --------
 Commercial Services and Supplies -- 1.3%
 Coinmach Corporation                           9.000%     2/1/10           1,207           1,225(A)
 LIN Holdings Corp.                             0.000%     3/1/08           1,120           1,053(B)
                                                                                         --------
                                                                                            2,278
                                                                                         --------
 Consumer Products -- 1.5%
 Armkel LLC                                     9.500%    8/15/09           1,380           1,435
 Weight Watchers International Incorporated    13.000%    10/1/09             990           1,144
                                                                                         --------
                                                                                            2,579
                                                                                         --------
 Containers and Packaging -- 0.6%
 Graphic Packaging Corporation                  8.625%    2/15/12             986           1,018(A)
                                                                                         --------
 Electric -- 1.0%
 Mirant Americas Generation LLC                 8.300%     5/1/11             231             183
 Orion Power Holdings, Inc.                    12.000%     5/1/10           1,680           1,411
 The AES Corporation                            9.500%     6/1/09             111              73
                                                                                         --------
                                                                                            1,667
                                                                                         --------
 Electronics -- 2.0%
 Amkor Technology, Inc.                         9.250%    2/15/08             110              89
 Amkor Technology, Inc.                        10.500%     5/1/09             916             641
 L-3 Communications Corp.                       7.625%    6/15/12             464             465(A)

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                Rate     Maturity Date      Par           Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Electronics -- Continued
 ON Semiconductor Corporation                  12.000%    5/15/08          $1,381        $  1,202(A)
 Solectron Corporation                          0.000%     5/8/20           1,726           1,008(C,F)
                                                                                         --------
                                                                                            3,405
                                                                                         --------
 Energy -- 3.3%
 Calpine Corporation                            8.625%    8/15/10           2,695           1,752
 Calpine Corporation                            8.500%    2/15/11           1,457             976
 CMS Energy Corporation                         9.875%    10/15/07          2,704           2,028
 Peabody Energy Corporation                     9.625%    5/15/08             864             913
                                                                                         --------
                                                                                            5,669
                                                                                         --------
 Entertainment -- 1.8%
 Regal Cinemas, Inc.                            9.375%     2/1/12           1,015           1,051(A)
 Six Flags, Inc.                                0.000%     4/1/08             837             804(B)
 Six Flags, Inc.                                9.500%     2/1/09           1,223           1,247
                                                                                         --------
                                                                                            3,102
                                                                                         --------
 Environmental Services -- 1.1%
 Allied Waste North America Incorporated        8.875%     4/1/08             160             157
 Allied Waste North America Incorporated       10.000%     8/1/09             638             627
 Allied Waste North America Incorporated        8.500%    12/1/08           1,110           1,071
 Safety-Kleen Corp.                             9.250%    5/15/09           4,500            0.45(D)
                                                                                         --------
                                                                                            1,855
                                                                                         --------
 Food, Beverage and Tobacco -- 2.3%
 DIMON Incorporated                             9.625%    10/15/11          1,323           1,386
 Fleming Companies, Inc.                        9.250%    6/15/10           1,050           1,034
 Land O' Lakes Inc.                             8.750%    11/15/11            930             874(A)
 Roundy's, Inc.                                 8.875%    6/15/12             641             640(A)
                                                                                         --------
                                                                                            3,934
                                                                                         --------
 Gaming -- 5.7%
 Anchor Gaming                                  9.875%    10/15/08            770             866
 Argosy Gaming Company                          9.000%     9/1/11             670             688
 Boyd Gaming Corporation                        9.250%    10/1/03           1,228           1,259
 Circus & Eldorado/Silver Legacy Capital
   Corp.                                       10.125%     3/1/12             525             535
 Horseshoe Gaming Holding Corp.                 8.625%    5/15/09           1,480           1,506
 Mandalay Resort Group                         10.250%     8/1/07             163             174
 Mandalay Resort Group                          9.375%    2/15/10             407             421
 Mohegan Tribal Gaming Authority                8.750%     1/1/09           1,072           1,111
 Park Place Entertainment Corporation           9.375%    2/15/07             310             324

                                                Rate     Maturity Date      Par           Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Gaming -- Continued
 Station Casinos, Inc.                          9.875%     7/1/10          $1,725        $  1,824
 Venetian Casino Resort LLC                    11.000%    6/15/10           1,122           1,129(A)
                                                                                         --------
                                                                                            9,837
                                                                                         --------
 Gas and Pipeline Utilities -- 0.3%
 Dynegy Holdings Incorporated                   8.125%    3/15/05             818             630(A)
                                                                                         --------
 Health Care -- 1.6%
 Extendicare Health Services Inc.               9.350%    12/15/07            870             820
 Magellan Health Services, Inc.                 9.375%    11/15/07            534             429(A)
 Magellan Health Services, Inc.                 9.000%    2/15/08           1,590             572
 Rotech Healthcare Inc.                         9.500%     4/1/12             874             891(A)
                                                                                         --------
                                                                                            2,712
                                                                                         --------
 Homebuilding -- 2.2%
 Atrium Companies Inc.                         10.500%     5/1/09           1,185           1,209
 Schuler Homes, Inc.                            9.375%    7/15/09             800             816
 Schuler Homes, Inc.                           10.500%    7/15/11             640             685
 The Ryland Group, Inc.                         8.000%    8/15/06             710             715
 The Ryland Group, Inc.                         9.750%     9/1/10             350             379
                                                                                         --------
                                                                                            3,804
                                                                                         --------
 Industrial -- 1.2%
 Holley Performance Products                   12.250%    9/15/07           1,740           1,027
 Johnsondiversey Inc.                           9.625%    5/15/12           1,102           1,151(A)
                                                                                         --------
                                                                                            2,178
                                                                                         --------
 Insurance -- 1.1%
 Conseco, Inc.                                  8.750%     8/9/06             880             422(A)
 Willis Corroon Corporation                     9.000%     2/1/09           1,425           1,468
                                                                                         --------
                                                                                            1,890
                                                                                         --------
 Lodging/Hotels -- 2.4%
 Extended Stay America, Inc.                    9.150%    3/15/08             629             623
 Extended Stay America, Inc.                    9.875%    6/15/11           1,170           1,193
 HMH Properties, Inc.                           8.450%    12/1/08             871             854
 MeriStar Hospitality Corporation               9.000%    1/15/08             335             330
 MeriStar Hospitality Corporation               9.125%    1/15/11           1,110           1,060(A)
                                                                                         --------
                                                                                            4,060
                                                                                         --------

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                Rate     Maturity Date      Par           Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Machinery -- 2.6%
 AGCO Corporation                               9.500%     5/1/08          $1,340        $  1,417
 NMHG Holding Company                          10.000%    5/15/09           1,325           1,345(A)
 Terex Corporation                             10.375%     4/1/11             110             118
 Terex Corporation                              9.250%    7/15/11           1,500           1,553
                                                                                         --------
                                                                                            4,433
                                                                                         --------
 Manufacturing (Diversified) -- 3.0%
 Actuant Corporation                           13.000%     5/1/09             409             474
 Associated Materials Incorporated              9.750%    4/15/12             538             552(A)
 Collins & Aikman Floor Cover                   9.750%    2/15/10             880             898(A)
 Foamex L.P.                                   10.750%     4/1/09             704             718(A)
 Interface, Inc.                                9.500%    11/15/05            602             604
 Juno Lighting, Inc.                           11.875%     7/1/09             520             543
 Nortek, Inc.                                   9.125%     9/1/07             700             712
 Tyco International Group SA                    6.875%    1/15/29             877             623
                                                                                         --------
                                                                                            5,124
                                                                                         --------
 Media -- 2.5%
 AMFM Inc.                                      8.000%    11/1/08             370             366
 Brill Media Company, LLC                      12.000%    12/15/07          3,000             840(D)
 Entravision Communications Corporation         8.125%    3/15/09             518             521(A)
 Fox Sports Networks, LLC                       8.875%    8/15/07             510             525
 Garden State Newspapers, Inc.                  8.750%    10/1/09             877             877
 Paxson Communications Corporation             10.750%    7/15/08             360             346
 Sinclair Broadcast Group, Inc.                 8.750%    12/15/11            894             894
                                                                                         --------
                                                                                            4,369
                                                                                         --------
 Medical Care Facilities -- 3.1%
 Beverly Enterprises, Inc.                      9.625%    4/15/09             925             948
 HEALTHSOUTH Corporation                       10.750%    10/1/08           1,120           1,238
 HEALTHSOUTH Corporation                        7.625%     6/1/12             310             307(A)
 Triad Hospitals, Inc                           8.750%     5/1/09           1,150           1,202
 Vanguard Health Systems, Inc.                  9.750%     8/1/11           1,660           1,730
                                                                                         --------
                                                                                            5,425
                                                                                         --------
 Medical Products -- 2.5%
 Alaris Medical Systems, Inc.                  11.625%    12/1/06             550             619
 Fisher Scientific International Inc.           9.000%     2/1/08           1,710           1,748
 Fresenius Medical Care Capital Trust II        7.875%     2/1/08           1,550           1,395(A,E)
 Hanger Orthopedic Group, Inc.                 10.375%    2/15/09             500             520(A)
                                                                                         --------
                                                                                            4,282
                                                                                         --------

                                                Rate     Maturity Date      Par           Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Metals -- 0.3%
 Kaiser Aluminum & Chemical                    12.750%     2/1/03          $2,500        $    475(D)
                                                                                         --------
 Mining -- 1.4%
 Better Minerals & Aggregates                  13.000%    9/15/09           1,420           1,335
 Joy Global Inc.                                8.750%    3/15/12           1,044           1,067(A)
                                                                                         --------
                                                                                            2,402
                                                                                         --------
 Office Equipment and Supplies -- 0.5%
 Xerox Corporation                              0.570%    4/21/18           1,312             781(F)
                                                                                         --------
 Oil and Gas -- 3.3%
 Amerigas Partners LP                           8.875%    5/20/11             380             395
 El Paso Energy Partners                        8.500%     6/1/11             440             440
 Forest Oil Corporation                        10.500%    1/15/06             210             221
 Forest Oil Corporation                         8.000%    6/15/08             459             460
 Magnum Hunter Resources, Inc.                  9.600%    3/15/12           1,391           1,433(A)
 Mission Resources Corporation                 10.875%     4/1/07             870             713
 Pioneer Natural Resources Company              9.625%     4/1/10             915           1,025
 Tesoro Petroleum Corp.                         9.625%     4/1/12             297             272(A)
 Vintage Petroleum, Inc.                        9.000%    12/15/05            118             117
 Vintage Petroleum, Inc.                        7.875%    5/15/11             490             443
 Vintage Petroleum, Inc.                        8.250%     5/1/12             160             157(A)
                                                                                         --------
                                                                                            5,676
                                                                                         --------
 Paper and Forest Products -- 2.9%
 Appleton Papers Inc.                          12.500%    12/15/08          1,370           1,349(A)
 Georgia-Pacific Corp.                          8.875%    5/15/31           1,231           1,142
 Georgia-Pacific Corp.                          9.500%    12/1/11             937             943
 Plastipak Holdings Inc.                       10.750%     9/1/11           1,410           1,548
                                                                                         --------
                                                                                            4,982
                                                                                         --------
 Publishing -- 0.6%
 American Media Operations, Inc.               10.250%     5/1/09             925             971
                                                                                         --------
 Real Estate -- 0.6%
 Ventas Realty Limited Partnership              8.750%     5/1/09             710             717(A)
 Ventas Realty Limited Partnership              9.000%     5/1/12             330             338(A)
                                                                                         --------
                                                                                            1,055
                                                                                         --------

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                Rate     Maturity Date      Par           Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Retail -- 2.2%
 Backsaver Acquisition Corp.                    9.250%    5/31/08          $1,000        $    364(G,H,I)
 Relax the Back Acquisition Corp.               9.250%    5/31/08             429             156(G,H,I)
 Rite Aid Corporation                          11.250%     7/1/08           1,630           1,271
 Samsonite Corporation                         10.750%    6/15/08           1,070             856
 The Gap, Inc.                                  9.900%    12/15/05            855             875(B)
 The Gap, Inc.                                  6.900%    9/15/07             210             188
                                                                                         --------
                                                                                            3,710
                                                                                         --------
 Telecommunications -- 6.4%
 Crown Castle International Corp.               9.375%     8/1/11             430             271
 Dobson/Sygnet Communications                  12.250%    12/15/08            103              64
 EchoStar Broadband Corporation                10.375%    10/1/07             715             672
 EchoStar DBS Corporation                       9.125%    1/15/09              80              73(A)
 EchoStar DBS Corporation                       9.375%     2/1/09           1,557           1,440
 FairPoint Communications, Inc.                12.500%     5/1/10             620             589
 Horizon PCS, Inc.                             13.750%    6/15/11           1,225             404(A)
 Insight Midwest                               10.500%    11/1/10               4               4
 Nextel Communications, Inc.                    0.000%    10/31/07          1,250             625(B)
 Nextel Communications, Inc.                    9.375%    11/15/09          1,294             657
 PanAmSat Corporation                           8.500%     2/1/12           1,330           1,224(A)
 Qwest Corporation                              6.875%    9/15/33           1,374             962
 Rural Cellular Corporation                     9.750%    1/15/10           1,350             648
 TeleCorp PCS, Inc.                            10.625%    7/15/10             991             926
 Tritel PCS, Inc.                              10.375%    1/15/11             832             757
 Ubquitel Operating Company                     0.000%    4/15/10           1,100             143(B)
 WorldCom, Inc. - WorldCom Group                6.250%    8/15/03           1,596             115(J)
 WorldCom, Inc. - WorldCom Group                7.500%    5/15/11           1,255              68(J)
 WorldCom, Inc. - WorldCom Group                6.950%    8/15/28           1,196             180(J)
 WorldCom, Inc. - WorldCom Group                8.250%    5/15/31           7,867           1,180(J)
                                                                                         --------
                                                                                           11,002
                                                                                         --------
 Textiles -- 0.4%
 Interface, Inc.                               10.375%     2/1/10             600             639
                                                                                         --------

                                                Rate     Maturity Date      Par           Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Transportation -- 2.5%
 Avis Group Holdings, Inc.                     11.000%     5/1/09          $2,207        $  2,463
 Delta Air Lines, Inc.                          7.900%    12/15/09            730             613
 Kansas City Southern Railway                   9.500%    10/1/08           1,130           1,222
                                                                                         --------
                                                                                            4,298
                                                                                         --------
Total Corporate Bonds and Notes
 (Identified Cost -- $161,208)                                                            141,457
-------------------------------------------------------------------------------------------------
Yankee Bonds(K) -- 9.7%
 Banking and Finance -- 0.8%
 Yell Finance BV                               10.750%     8/1/11           1,260           1,373
                                                                                         --------
 Cable -- 0.6%
 Rogers Communications, Inc.                    8.875%    7/15/07           1,175           1,069
                                                                                         --------
 Chemicals -- 0.7%
 Avecia Group plc                              11.000%     7/1/09           1,240           1,234
                                                                                         --------
 Electric -- 0.2%
 AES Drax Holdings Ltd.                        10.410%    12/31/20            483             383
                                                                                         --------
 Electronics -- 0.3%
 Flextronics International Ltd.                 9.875%     7/1/10             437             457
                                                                                         --------
 Energy -- 0.5%
 Calpine Canada Energy Finance                  8.500%     5/1/08           1,220             811
                                                                                         --------
 Entertainment -- 0.3%
 Alliance Atlantis Communications Inc.         13.000%    12/15/09            499             549
                                                                                         --------

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                Rate     Maturity Date   Par/Shares       Value
-------------------------------------------------------------------------------------------------
Yankee Bonds -- Continued
 Manufacturing (Diversified) -- 1.9%
 Tyco International Group SA                    4.950%     8/1/03          $  418        $    359
 Tyco International Group SA                    5.875%    11/1/04             251             203
 Tyco International Group SA                    6.375%    10/15/11          2,340           1,791
 Tyco International Group SA                    7.000%    6/15/28           1,308             928
                                                                                         --------
                                                                                            3,281
                                                                                         --------
 Media -- 0.9%
 British Sky Broadcasting Group plc             7.300%    10/15/06            475             465
 British Sky Broadcasting Group plc             6.875%    2/23/09             663             610
 Corus Entertainment Inc.                       8.750%     3/1/12             420             422
                                                                                         --------
                                                                                            1,497
                                                                                         --------
 Oil and Gas -- 0.6%
 Western Oil Sands Inc.                         8.375%     5/1/12           1,025           1,028(A)
                                                                                         --------
 Paper and Forest Products -- 1.1%
 Ainsworth Lumber Co. Ltd.                     12.500%    7/15/07           1,090           1,174
 Norske Skog Canada Limited                     8.625%    6/15/11             680             697
                                                                                         --------
                                                                                            1,871
                                                                                         --------
 Services -- 0.8%
 Compagnie Generale de Geophysique SA          10.625%    11/15/07            967             991
 Compagnie Generale de Geophysique SA          10.625%    11/15/07            365             374(A)
                                                                                         --------
                                                                                            1,365
                                                                                         --------
 Telecommunications -- 0.3%
 Callahan Nordrhein Westfalen                   0.000%    7/15/10           3,000             105(B)
 Rogers Wireless Communications Inc.            9.625%     5/1/11             647             440
                                                                                         --------
                                                                                              545
                                                                                         --------
 Transportation -- 0.7%
 Teekay Shipping Corporation                    8.875%    7/15/11           1,145           1,191
                                                                                         --------
Total Yankee Bonds (Identified
 Cost -- $18,636)                                                                          16,654
-------------------------------------------------------------------------------------------------
Common Stocks -- N.M.
 Engineering and Construction -- N.M.
 Washington Group International, Inc.           0.000%                          2shs           53
                                                                                         --------

                                                Rate     Maturity Date     Shares         Value
-------------------------------------------------------------------------------------------------
Common Stocks -- Continued
 Food -- N.M.
 International Fast Food Corporation            0.000%                         40shs     $      0(L)
                                                                                         --------
Total Common Stocks (Identified
 Cost -- $2,844)                                                                               53
-------------------------------------------------------------------------------------------------
Preferred Stocks -- 1.6%
 Cable -- 0.9%
 Cablevision Systems Corporation               11.125%                         20           1,277
 Cablevision Systems Corporation               11.750%                          5             343
                                                                                         --------
                                                                                            1,620
                                                                                         --------
 Industrial Conglomerates -- 0.2%
 High Voltage Engineering Corporation          13.500%                          7             263(H)
                                                                                         --------
 Media -- 0.5%
 Paxson Communications Corporation             12.500%                        0.4             310(H)
 Sinclair Broadcast Group, Inc.                13.250%                          6             623
                                                                                         --------
                                                                                              933
                                                                                         --------
 Telecommunications -- N.M.
 Intermedia Communications, Inc.               13.500%                          1               7(H)
 IXC Communications, Inc.                      12.500%                          1               1
                                                                                         --------
                                                                                                8
                                                                                         --------
Total Preferred Stocks (Identified
 Cost -- $10,028)                                                                           2,824
-------------------------------------------------------------------------------------------------

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                Rate     Maturity Date   Shares/Par       Value
-------------------------------------------------------------------------------------------------
Warrants -- 0.0%
 Horizon PCS, Inc.                                                              2wts     $      0(A,L)
 Next Generation Network, Inc.                                                 16               0(L)
 Washington Group International, Inc., Series
   A                                                                            1               4
 Washington Group International, Inc., Series
   B                                                                            2               3
 Washington Group International, Inc., Series
   C                                                                            1               1
                                                                                         --------
Total Warrants (Identified Cost -- $256)                                                        8
                                                                                         --------
Total Long-Term Securities (Identified
 Cost -- $192,972)                                                                        160,996
-------------------------------------------------------------------------------------------------
Short-Term Securities -- 3.1%

Corporate Bonds and Notes -- 1.8%
 AAF-McQuay Inc.                                8.875%    2/15/03          $  600             599
 Container Corporation of America               9.750%     4/1/03             630             646
 The AES Corporation                            8.750%    12/15/02          1,137           1,057
 The AES Corporation                            7.375%    6/15/03             430             344
 WorldCom, Inc.                                 7.875%    5/15/03           2,320             487(J)
                                                                                         --------
                                                                                            3,133
                                                                                         --------
Repurchase Agreements -- 1.3%
 Goldman, Sachs & Company
   1.98%, dated 6/28/02, to be repurchased at $1,146 on 7/1/02
   (Collateral: $1,125 Fannie Mae notes, 5.75%, due 4/15/03, value
   $1,183)                                                                  1,146           1,146
 Merrill Lynch Government Securities, Inc.
   1.97%, dated 6/28/02, to be repurchased at $1,000 on 7/1/02
   (Collateral: $3,100 Resolution Funding Corp. principal-only
   securities, 0%, due 7/15/20, value $1,019)                               1,000           1,000
                                                                                         --------
                                                                                            2,146
                                                                                         --------
Total Short-Term Securities (Identified Cost -- $9,354)                                     5,279
-------------------------------------------------------------------------------------------------
Total Investments -- 96.5% (Identified Cost -- $202,326)                                  166,275
Other Assets Less Liabilities -- 3.5%                                                       6,063
                                                                                         --------

NET ASSETS -- 100.0%                                                                     $172,338
                                                                                         ========


-------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to:
 20,927 Primary Class shares outstanding                                                 $346,021
    249 Institutional Class shares outstanding                                              2,713
Undistributed net investment income                                                           922
Accumulated net realized gain/(loss) on investments, options and futures                 (141,267)
Unrealized appreciation/(depreciation) of investments, options and futures                (36,051)
                                                                                         --------

NET ASSETS                                                                               $172,338
                                                                                         ========

NET ASSET VALUE PER SHARE:
 PRIMARY CLASS                                                                              $8.14
                                                                                         ========
 INSTITUTIONAL CLASS                                                                        $8.13
                                                                                         ========
-------------------------------------------------------------------------------------------------

(A) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 20.1% of net assets.

(B) Stepped coupon security -- A security with a predetermined schedule of interest or dividend rate changes.

(C) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(D) Bond is in default at June 30, 2002.

(E) Unit -- A security which consists of a bond and warrants to purchase the stock of the issuer.

(F) Convertible security -- Security may be converted into common stock of the company.

(G) Indexed security -- The rates of interest earned on these securities are tied to the London Interbank Offered Rate ("LIBOR"), or the Consumer Bill Rate. These rates are as of June 30, 2002.

(H) Pay-in-Kind ("PIK") security -- A bond in which interest during the initial few years is paid in additional PIK securities rather than in cash.

(I) Illiquid security valued at fair value under procedures adopted by the Board of Directors.

(J) Bond is in default subsequent to June 30, 2002.

(K) Yankee Bond -- A dollar-denominated bond issued in the U.S. by foreign entities.

(L) Non-income producing.

N.M. -- Not meaningful.

See notes to financial statements.

Statement of Net Assets

Legg Mason Income Trust, Inc.
June 30, 2002 (Unaudited)
(Amounts in Thousands)

U.S. Government Money Market Portfolio

                                     Rate            Maturity Date         Par           Value
------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 80.3%

Fannie Mae                     1.68% to 6.375%     7/1/02 to 6/9/03      $128,407       $128,640
Federal Farm Credit Bank             1.7%               7/19/02            10,000          9,992
Federal Home Loan Bank         1.705% to 6.879%    7/5/02 to 5/15/03       83,964         84,243
Freddie Mac                      1.7% to 1.9%      7/2/02 to 9/16/02      100,230        100,089
Sallie Mae                       1.7% to 2.2%     7/22/02 to 2/18/03       40,682         40,486
Tennessee Valley Authority       1.68% to 6%       7/9/02 to 9/24/02       41,000         41,007
                                                                                        --------
Total U.S. Government and
 Agency Obligations
 (Identified Cost -- $404,457)                                                           404,457
------------------------------------------------------------------------------------------------
Repurchase Agreements -- 16.1%
Goldman Sachs & Company
 1.98%, dated 6/28/02, to be repurchased at $50,008 on 7/1/02
 (Collateral: $49,060, Fannie Mae notes, 5.75%, due 4/15/03, value
 $51,594)                                                                  50,000         50,000

Merrill Lynch Government Securities, Inc.
1.97%, dated 6/28/02, to be repurchased at $31,064 on 7/1/02
(Collateral: $96,365, Resolution Funding Corp. principal-only
securities, 0%, due 7/15/20, value $31,680)                                31,059         31,059
                                                                                        --------
Total Repurchase Agreements (Identified Cost -- $81,059)                                  81,059
------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value -- 96.4%                                  485,516(A)
Other Assets Less Liabilities -- 3.6%                                                     17,903
                                                                                        --------

NET ASSETS APPLICABLE TO 503,263 SHARES OUTSTANDING -- 100.0%                           $503,419
                                                                                        ========

NET ASSET VALUE PER SHARE                                                                  $1.00
                                                                                        ========
------------------------------------------------------------------------------------------------

(A) Also represents cost for federal income tax purposes.

See notes to financial statements.

Statements of Operations

Legg Mason Income Trust, Inc.
(Amounts in Thousands) (Unaudited)

                                                         Six Months Ended 6/30/02
                                   ---------------------------------------------------------------------
                                    U.S. Government    Investment Grade       High       U.S. Government
                                   Intermediate-Term        Income           Yield        Money Market
                                       Portfolio          Portfolio        Portfolio        Portfolio
--------------------------------------------------------------------------------------------------------
Investment Income:

Interest                                $ 8,394             $ 8,952         $ 10,253         $4,706
Dividends                                   127                  --              249             --
                                        -------             -------         --------         ------
     Total income                         8,521               8,952           10,502          4,706
                                        -------             -------         --------         ------

Expenses:

Management fee                              880                 799              660          1,200
Distribution and service fees               780                 661              503            240
Audit and legal fees                         24                  28               18             18
Custodian fee                                66                  97               49             51
Directors' fees                               5                   5                2              5
Registration fees                            11                  17                9             23
Reports to shareholders                       8                  10                9              8
Transfer agent and shareholder
 servicing expense                           72                  76               51            133
Other expenses                                6                   6                6              6
                                        -------             -------         --------         ------
                                          1,852               1,699            1,307          1,684
     Less fees waived                      (272)               (373)              --             --
                                        -------             -------         --------         ------
     Total expenses, net of
       waivers                            1,580               1,326            1,307          1,684
                                        -------             -------         --------         ------
NET INVESTMENT INCOME                     6,941               7,626            9,195          3,022
                                        -------             -------         --------         ------

Net Realized and Unrealized
 Gain/(Loss) on Investments:

Realized gain/(loss) on:
     Investments                          2,081              (1,492)         (16,333)            --
     Options                                115                  --               --            N/A
     Futures                               (574)               (434)              --            N/A
                                        -------             -------         --------         ------
                                          1,622              (1,926)         (16,333)            --
                                        -------             -------         --------         ------
Change in unrealized
 appreciation/ (depreciation) of
 investments, options and futures         2,436              (2,528)          (7,935)            --
                                        -------             -------         --------         ------
NET REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS               4,058              (4,454)         (24,268)            --
--------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING
 FROM OPERATIONS                        $10,999             $ 3,172         $(15,073)        $3,022
--------------------------------------------------------------------------------------------------------

N/A -- Not applicable.
See notes to financial statements.

Statements of Changes in Net Assets
Legg Mason Income Trust, Inc.
(Amounts in Thousands)

                                          U.S. Government              Investment Grade
                                         Intermediate-Term                  Income
                                             Portfolio                     Portfolio
                                    ---------------------------------------------------------
                                    Six Months        Year        Six Months        Year
                                      Ended          Ended          Ended          Ended
                                     6/30/02        12/31/01       6/30/02        12/31/01
---------------------------------------------------------------------------------------------
                                    (Unaudited)                   (Unaudited)
Change in Net Assets:

Net investment income                 $  6,941       $ 14,784       $  7,626       $ 13,340

Net realized gain/(loss) on
 investments, options and futures        1,622          1,277         (1,926)          (150)

Change in unrealized appreciation/
 (depreciation) of investments,
 options and futures                     2,436           (256)        (2,528)         2,336
---------------------------------------------------------------------------------------------
Change in net assets resulting
 from operations                        10,999         15,805          3,172         15,526

Distributions to shareholders:
 From net investment income:
     Primary Class                      (6,664)       (14,393)        (7,563)       (13,303)
     Institutional Class                  (187)          (366)           (63)           (73)

Change in net assets from Fund
 share transactions:
     Primary Class                      27,348         26,899         30,909         58,166
     Institutional Class                 1,298            482          1,369            580
---------------------------------------------------------------------------------------------
Change in net assets                    32,794         28,427         27,824         60,896

Net Assets:

Beginning of period                    307,818        279,391        256,722        195,826
---------------------------------------------------------------------------------------------
End of period                         $340,612       $307,818       $284,546       $256,722
---------------------------------------------------------------------------------------------
Undistributed net investment
 income                               $    136       $     46       $     75       $     75
---------------------------------------------------------------------------------------------

N/A -- Not applicable.

See notes to financial statements.

                                               High                     U.S. Government
                                               Yield                     Money Market
                                             Portfolio                     Portfolio
                                    ---------------------------------------------------------
                                    Six Months        Year        Six Months        Year
                                      Ended          Ended          Ended          Ended
                                     6/30/02        12/31/01       6/30/02        12/31/01
---------------------------------------------------------------------------------------------
                                    (Unaudited)                   (Unaudited)
Change in Net Assets:

Net investment income                 $  9,195       $ 21,567       $  3,022       $ 16,900

Net realized gain/(loss) on
 investments, options and futures      (16,333)       (74,901)            --            153

Change in unrealized appreciation/
 (depreciation) of investments,
 options and futures                    (7,935)        52,476             --             --
---------------------------------------------------------------------------------------------
Change in net assets resulting
 from operations                       (15,073)          (858)         3,022         17,053

Distributions to shareholders:
 From net investment income:
     Primary Class                      (8,417)       (21,555)        (3,022)       (16,900)
     Institutional Class                   (75)          (120)           N/A            N/A

Change in net assets from Fund
 share transactions:
     Primary Class                      (5,596)         3,849          2,349         73,929
     Institutional Class                   954            787            N/A            N/A
---------------------------------------------------------------------------------------------
Change in net assets                   (28,207)       (17,897)         2,349         74,082

Net Assets:

Beginning of period                    200,545        218,442        501,070        426,988
---------------------------------------------------------------------------------------------
End of period                         $172,338       $200,545       $503,419       $501,070
---------------------------------------------------------------------------------------------
Undistributed net investment
 income                               $    922       $    219       $     --       $     --
---------------------------------------------------------------------------------------------

Financial Highlights

Legg Mason Income Trust, Inc.

  Contained below is per share operating performance data for a Primary Class share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                      Investment Operations
                                         ------------------------------------------------
                             Net Asset      Net          Net Realized and
                              Value,     Investment   Unrealized Gain/(Loss)   Total From
                             Beginning    Income/        on Investments,       Investment
                             of Period     (Loss)      Options and Futures     Operations
-----------------------------------------------------------------------------------------
U.S. Government
 Intermediate-Term Portfolio
Six Months Ended June 30,
     2002(A)                  $10.32        $.21(B)           $ .14              $ .35
Years Ended Dec. 31,
     2001                      10.26         .53(B)             .06                .59
     2000                       9.92         .62(B)             .33                .95
     1999                      10.51         .54(B)            (.59)              (.05)
     1998                      10.40         .56(B)             .11                .67
     1997                      10.31         .60(B)             .09                .69

Investment Grade Income
 Portfolio
Six Months Ended June 30,
     2002(A)                  $10.10        $.26(E)           $(.16)             $ .10
Years Ended Dec. 31,
     2001                       9.97         .60(E)             .14                .74
     2000                       9.78         .67(E)             .19                .86
     1999                      10.52         .61(E)            (.71)              (.10)
     1998                      10.59         .60(E)             .12                .72
     1997                      10.22         .65(E)             .37               1.02
-----------------------------------------------------------------------------------------

(A) Unaudited.

(B) Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 1.00% until April 30, 2003. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for each period would have been as follows: for the six months ended June 30, 2002, 1.17%; and for the years ended December 31, 2001, 1.17%; 2000, 1.19%; 1999,
    1.19%; 1998, 1.20%; and 1997, 1.21%.

(C) Not annualized.

(D) Annualized.

(E) Net of fees waived by LMFA for expenses in excess of voluntary expense limitations of 1.00% until April 30, 2003. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for each period would have been as follows: for the six months ended June 30, 2002, 1.28%; and for the years ended December 31, 2001, 1.27%; 2000, 1.31%; 1999,
    1.31%; 1998, 1.35%; and 1997, 1.39%.

(F) Legg Mason Fund Adviser, Inc. has determined that the prices for several bonds in the portfolio were incorrect during the period from January 3, 1995 through December 11, 1998. Had correct prices for these bonds been used during this period, the year-by-year total return as of December 31 of each year would have been 0.54% and 15.52% for 1998 and 1997, respectively.

See notes to financial statements.

                    Distributions
------------------------------------------------------
                   Tax      From Net                     Net Asset
     From Net    Return     Realized                      Value,
    Investment     of        Gain on         Total        End of
      Income     Capital   Investments   Distributions    Period
------------------------------------------------------------------
      $(.21)      $  --       $  --          $(.21)       $10.46
       (.53)         --          --           (.53)        10.32
       (.61)         --          --           (.61)        10.26
       (.54)         --          --           (.54)         9.92
       (.55)       (.01)         --           (.56)        10.51
       (.59)       (.01)         --           (.60)        10.40

      $(.26)      $  --       $  --          $(.26)       $ 9.94
       (.61)         --          --           (.61)        10.10
       (.67)         --          --           (.67)         9.97
       (.61)         --        (.03)          (.64)         9.78
       (.60)         --        (.19)          (.79)        10.52
       (.65)         --          --           (.65)        10.59
------------------------------------------------------------------

                          Ratios/Supplemental Data
---  ------------------------------------------------------------------
                           Net Investment
               Expenses    Income/(Loss)    Portfolio     Net Assets,
     Total    to Average     to Average     Turnover     End of Period
     Return   Net Assets     Net Assets       Rate      (in thousands)
---  ------------------------------------------------------------------
      3.52%(C)   1.00%(B,D)     4.33%(B,D)     236%(D)     $331,993
      5.83%      1.00%(B)       5.08%(B)       535%         300,597
      9.95%      1.00%(B)       6.14%(B)       248%         272,668
     (.48)%      1.00%(B)       5.28%(B)       979%         298,207
      6.56%      1.00%(B)       5.30%(B)       356%         352,729
      6.95%      1.00%(B)       5.84%(B)       252%         300,952
      1.24%(C)   1.00%(E,D)     5.72%(E,D)     108%(D)     $281,774
      7.52%      1.00%(E)       5.90%(E)       131%         255,298
      9.16%      1.00%(E)       6.82%(E)        94%         194,987
     (.91)%      1.00%(E)       6.08%(E)       145%         183,615
      6.99%      1.00%(E)       5.68%(E)       279%         169,129
     10.31%      1.00%(E)       6.28%(E)       259%         122,100
---

                                                      Investment Operations
                                         ------------------------------------------------
                             Net Asset      Net          Net Realized and
                              Value,     Investment   Unrealized Gain/(Loss)   Total From
                             Beginning    Income/        on Investments,       Investment
                             of Period     (Loss)      Options and Futures     Operations
-----------------------------------------------------------------------------------------
High Yield Portfolio
Six Months Ended June 30,
     2002(A)                  $ 9.22       $ .42              $(1.12)            $ (.70)
Years Ended Dec. 31,
     2001                      10.18         .94                (.94)                --
     2000                      14.97        1.32               (3.45)             (2.13)
     1999                      14.72        1.01                 .29               1.30
     1998                      16.29        1.32               (1.56)              (.24)
     1997                      15.37        1.35                 .99               2.34

U.S. Government Money Market
 Portfolio
Six Months Ended June 30,
     2002(A)                  $ 1.00       $ .01                 Nil             $  .01
Years Ended Dec. 31,
     2001                       1.00         .04                 Nil                .04
     2000                       1.00         .06                 Nil                .06
     1999                       1.00         .04                 Nil                .04
     1998                       1.00         .05                (Nil)               .05
     1997                       1.00         .05                 Nil                .05
-----------------------------------------------------------------------------------------

                    Distributions
------------------------------------------------------
                   Tax      From Net                     Net Asset
     From Net    Return     Realized                      Value,
    Investment     of        Gain on         Total        End of
      Income     Capital   Investments   Distributions    Period
------------------------------------------------------------------
      $(.38)      $  --       $  --          $(.38)       $ 8.14
       (.96)         --          --           (.96)         9.22
      (1.27)         --       (1.39)         (2.66)        10.18
      (1.05)         --          --          (1.05)        14.97
      (1.32)         --        (.01)         (1.33)        14.72
      (1.34)         --        (.08)         (1.42)        16.29

      $(.01)      $  --       $  --          $(.01)       $ 1.00
       (.04)         --          --           (.04)         1.00
       (.06)         --          --           (.06)         1.00
       (.04)         --          --           (.04)         1.00
       (.05)         --          --           (.05)         1.00
       (.05)         --          --           (.05)         1.00
------------------------------------------------------------------

                          Ratios/Supplemental Data
---  ------------------------------------------------------------------
                           Net Investment
               Expenses    Income/(Loss)    Portfolio     Net Assets,
     Total    to Average     to Average     Turnover     End of Period
     Return   Net Assets     Net Assets       Rate      (in thousands)
---  ------------------------------------------------------------------
      (7.94)%(C)    1.29%(D)       9.06%(D)     109%(D)     $170,317
       (.13)%       1.51%          9.59%        130%         199,214
     (16.43)%       1.51%          9.98%         45%         217,769
        8.82%       1.31%          6.51%         83%         375,099
      (1.79)%(F)    1.30%          8.17%        107%         433,947
       15.86%(F)    1.30%          8.60%        116%         382,143
        1.27%(D)     .70%(D)       1.26%(D)      --         $503,419
        3.57%        .71%          3.46%         --          501,070
        5.66%        .73%          5.53%         --          426,988
        4.44%        .73%          4.34%         --          379,994
        4.83%        .75%          4.73%         --          389,466
        4.86%        .75%          4.77%         --          324,696
---

Notes to Financial Statements

Legg Mason Income Trust, Inc.
(Amounts in Thousands) (Unaudited)

--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies:

  The Legg Mason Income Trust, Inc. ("Corporation"), consisting of the U.S. Government Intermediate-Term Portfolio ("Government Intermediate"), the Investment Grade Income Portfolio ("Investment Grade"), the High Yield Portfolio ("High Yield"), and the U.S. Government Money Market Portfolio ("Government Money Market") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

  The Government Intermediate, Investment Grade and High Yield Portfolios offer two classes of shares: Primary Class and Institutional Class. Information about the Institutional Class is contained in a separate report to its shareholders. The income and expenses of each of these Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

  Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

  Securities owned by Government Intermediate, Investment Grade and High Yield for which market quotations are readily available are valued at current market value. In determining fair value, the Board of Directors and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2002, $520 or 0.30% of the High Yield Portfolio's net assets were valued by management in accordance with the procedures adopted by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost by each Fund.

  With respect to High Yield, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund's adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

  Legg Mason Fund Adviser, Inc. ("LMFA") has determined that the prices for several bonds in High Yield were incorrect during the period from January 3, 1995

--------------------------------------------------------------------------------

through December 11, 1998. Had correct prices for these bonds been used during this period, the annual total return (as of December 31) would have been 0.54% and 15.52% for 1998 and 1997, respectively. The average annual total return for the 5 years ended December 31, 2001, would have been 1.07%.

  The investments of Government Money Market are valued on the basis of amortized cost, so long as the Fund's Board of Directors determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate accretion or amortization of any discount or premium is recorded until maturity of the security.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At June 30, 2002, receivables for securities sold and payables for securities purchased for each Fund were as follows:

                         Receivable for        Payable for
                         Securities Sold   Securities Purchased
---------------------------------------------------------------
Government Intermediate      $13,149             $23,258
Investment Grade                 782               2,584
High Yield                     4,811               2,604
Government Money Market           --                  --

  For the six months ended June 30, 2002, investment transactions (excluding short-term investments) were as follows:

                                     Purchases                      Proceeds From Sales
                         ---------------------------------   ---------------------------------
                         U.S. Gov't. Securities    Other     U.S. Gov't. Securities    Other
----------------------------------------------------------------------------------------------
Government Intermediate         $246,820          $ 28,455          $291,351          $ 20,693
Investment Grade                 127,604            44,513           109,931            20,083
High Yield                            --           103,343                --           105,077

Repurchase Agreements

  The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities

--------------------------------------------------------------------------------

during the period while the fund seeks to assert its rights. The Funds' investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Investment Income and Distributions to Shareholders

  Interest income and expenses are recorded on the accrual basis. As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount or premium on debt securities. Prior to January 1, 2001, Government Intermediate, Investment Grade and High Yield did not amortize market discounts on debt securities.

  Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund except High Yield, which declares and pays dividends monthly. Net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations. At June 30, 2002, accrued dividends payable were as follows: Government Intermediate, $458; Investment Grade, $601; High Yield, $0; and Government Money Market, $210. There were no capital gain distributions payable at June 30, 2002.

2. Federal Income Taxes:

  No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

  The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. Unused capital loss carryforwards for federal income tax purposes at June 30, 2002, were as follows: Government Intermediate, $3,194 which expires in 2002, $699 which expires in 2003, $4,880 which expires in 2007, and $4,924 which expires in 2008; Investment Grade, $5,363 which expires in 2007 and $2,050 which expires in 2008; and High Yield, $38,887 which expires in 2008 and $83,723 which expires in 2009. Government Money Market has no capital loss carryforwards.

--------------------------------------------------------------------------------

3. Financial Instruments:

Options and Futures

  As part of their investment programs, Government Intermediate and Investment Grade may utilize options and futures. Options may be written (sold) or purchased by these Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

  When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

   PURCHASED OPTION:                     IMPACT ON THE FUND:
The option expires        Realize a loss in the amount of the cost of the
                          option.
---------------------------------------------------------------------------
The option is closed      Realize a gain or loss depending on whether the
through a closing sale    proceeds from the closing sale transaction are
transaction               greater or less than the cost of the option.
---------------------------------------------------------------------------
The Fund exercises a      The cost of the security purchased through the
call option               exercise of the option will be increased by the
                          premium originally paid to purchase the option.
---------------------------------------------------------------------------
The Fund exercises a put  Realize a gain or loss from the sale of the
option                    underlying security. The proceeds of that sale
                          will be reduced by the premium originally paid to
                          purchase the put option.
---------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          IMPACT ON THE FUND:
WRITTEN OPTION:
The option expires        Realize a gain equal to the amount of the premium
                          received.
---------------------------------------------------------------------------
The option is closed      Realize a gain or loss without regard to any
through a closing         unrealized gain or loss on the underlying
purchase transaction      security and eliminate the option liability. The
                          Fund will realize a loss in this transaction if
                          the cost of the closing purchase exceeds the
                          premium received when the option was written.
---------------------------------------------------------------------------
A written call option is  Realize a gain or loss from the sale of the
exercised by the option   underlying security. The proceeds of that sale
purchaser                 will be increased by the premium originally
                          received when the option was written.
---------------------------------------------------------------------------
A written put option is   The amount of the premium originally received
exercised by the option   will reduce the cost of the security that the
purchaser                 Fund purchased when the option was exercised.
---------------------------------------------------------------------------

  The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The risk in writing a covered call option is that a Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

  There was no activity in call and put options for Investment Grade during the six months ended June 30, 2002. Activity in call and put options during the period for Government Intermediate was as follows:

                                               Calls                   Puts
                                        -------------------------------------------
                                         Actual                 Actual
       Government Intermediate          Contracts   Premiums   Contracts   Premiums
-----------------------------------------------------------------------------------
Options outstanding, December 31, 2001      --       $  --         --       $  --
Options written                            250         192        250         138
Options closed                            (250)       (192)      (250)       (138)
Options expired                             --          --         --          --
Options exercised                           --          --         --          --
-----------------------------------------------------------------------------------
Options outstanding, June 30, 2002          --       $  --         --       $  --
===================================================================================

--------------------------------------------------------------------------------

  Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

  The Funds enter into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

  The open futures positions and related appreciation or depreciation at June 30, 2002, are listed at the end of Government Intermediate's and Investment Grade's respective statements of net assets.

Forward Currency Exchange Contracts

  As part of its investment program, High Yield may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation's prospectus and statement of additional information.

  Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by High Yield as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's adviser will enter into forward foreign currency contracts only with parties approved by the

--------------------------------------------------------------------------------

Board of Directors because there is a risk of loss to the Fund if the counterparties do not complete the transaction.

  At June 30, 2002, High Yield had no open forward currency exchange contracts.

4. Transactions With Affiliates:

  Each Fund has a management agreement with LMFA. Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund's average daily net assets. LMFA has voluntarily agreed to waive its fees to the extent each Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates. The following chart shows annual rates of management fees, expense limits and their expiration dates, management fees waived, and management fees payable for each Fund:

                                                                       Six Months Ended   At June 30,
                                                                        June 30, 2002        2002
                                                                       ----------------   -----------
                                                                          Management      Management
                         Management    Expense     Expense Limitation        Fees            Fees
         Fund               Fee       Limitation    Expiration Date         Waived          Payable
-----------------------------------------------------------------------------------------------------
Government Intermediate                            April 30, 2003,           $272            $104
 -- Primary                0.55%        1.00%        or until net
 -- Institutional          0.55%        0.50%      assets reach $500
                                                       million
Investment Grade                                   April 30, 2003,            373              74
 -- Primary                0.60%        1.00%        or until net
 -- Institutional          0.60%        0.50%      assets reach $500
                                                       million
High Yield                                                --                   --             102
 -- Primary                0.65%        None
 -- Institutional          0.65%        None
Government Money Market    0.50%        None              --                   --             198

  Western Asset Management Company ("Adviser") serves as investment adviser to the Funds. The Adviser is responsible for the actual investment activity of each Fund. LMFA pays the Adviser a fee, computed daily and payable monthly, at an annual rate of: 40% of the management fee received by LMFA for Investment Grade; 77% for High Yield; and 30% for Government Money Market. For Government Intermediate, LMFA pays the Adviser a fee, computed daily and payable monthly, of 0.20% of its average daily net assets, not to exceed the fee received by LMFA.

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an

--------------------------------------------------------------------------------

annual distribution fee and an annual service fee based on each Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                                      At June 30, 2002
                                                  ------------------------
                         Distribution   Service   Distribution and Service
                             Fee          Fee           Fees Payable
--------------------------------------------------------------------------
Government Intermediate     0.25%        0.25%              $134
Investment Grade            0.25%        0.25%               115
High Yield                  0.25%        0.25%                78
Government Money Market       --         0.10%                39

  Legg Mason has agreed that it will not request payment of more than 0.10% annually from Government Money Market indefinitely. If this voluntary limit is terminated, the Fund may pay Legg Mason a Rule 12b-1 service fee in an amount not to exceed an annual rate of 0.20% of its average daily net assets.

  LM Fund Services, Inc., a registered transfer agent, has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LM Fund Services, Inc. the following amounts for the six months ended June 30, 2002: Government Intermediate, $26; Investment Grade, $27; High Yield, $31; and Government Money Market, $57.

  LMFA, the Adviser, Legg Mason and LM Fund Services, Inc. are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

5. Line of Credit:

  The Funds, except for Government Money Market, but including certain other Legg Mason Funds, participate in a $300 million line of credit ("Credit Agreement") to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at prevailing short-term interest rates. For the six months ended June 30, 2002, the Funds had no borrowings under the Credit Agreement.

--------------------------------------------------------------------------------

6. Fund Share Transactions:

  At June 30, 2002, there were 1,000,000 shares authorized, in the aggregate, at $.001 par value for all active classes of each portfolio of the Corporation. Share transactions were as follows:

                                                               Reinvestment
                                             Sold            of Distributions
                                    ----------------------   ----------------
                                     Shares       Amount     Shares   Amount
-----------------------------------------------------------------------------
Government Intermediate
-- Primary Class
  Six Months Ended June 30, 2002        8,078   $   83,845      523   $ 5,423
  Year Ended Dec. 31, 2001              9,072       94,283    1,213    12,542
-- Institutional Class
  Six Months Ended June 30, 2002          213   $    2,219       16   $   170
  Year Ended Dec. 31, 2001                951        9,872       34       354

Investment Grade
-- Primary Class
  Six Months Ended June 30, 2002        5,832   $   58,559      618   $ 6,201
  Year Ended Dec. 31, 2001              9,215       93,914    1,175    11,918
-- Institutional Class
  Six Months Ended June 30, 2002          190   $    1,910        6   $    57
  Year Ended Dec. 31, 2001                210        2,142        6        60

High Yield
-- Primary Class
  Six Months Ended June 30, 2002        3,735   $   34,018      742   $ 6,669
  Year Ended Dec. 31, 2001              6,437       65,020    1,798    17,608
-- Institutional Class
  Six Months Ended June 30, 2002          284   $    2,585        8   $    73
  Year Ended Dec. 31, 2001                350        3,593       12       117

Government Money Market
  Six Months Ended June 30, 2002      734,727   $  734,727    2,710   $ 2,710
  Year Ended Dec. 31, 2001          1,361,371    1,361,371   16,197    16,197
-----------------------------------------------------------------------------

                                          Repurchased             Net Change
                                    ------------------------   -----------------
                                      Shares       Amount      Shares    Amount
--------------------------------------------------------------------------------
Government Intermediate
-- Primary Class
  Six Months Ended June 30, 2002        (5,993)  $   (61,920)   2,608   $ 27,348
  Year Ended Dec. 31, 2001              (7,718)      (79,926)   2,567     26,899
-- Institutional Class
  Six Months Ended June 30, 2002          (105)  $    (1,091)     124   $  1,298
  Year Ended Dec. 31, 2001                (940)       (9,744)      45        482

Investment Grade
-- Primary Class
  Six Months Ended June 30, 2002        (3,371)  $   (33,851)   3,079   $ 30,909
  Year Ended Dec. 31, 2001              (4,683)      (47,666)   5,707     58,166
-- Institutional Class
  Six Months Ended June 30, 2002           (59)  $      (598)     137   $  1,369
  Year Ended Dec. 31, 2001                (159)       (1,622)      57        580

High Yield
-- Primary Class
  Six Months Ended June 30, 2002        (5,164)  $   (46,283)    (687)  $ (5,596)
  Year Ended Dec. 31, 2001              (8,008)      (78,779)     227      3,849
-- Institutional Class
  Six Months Ended June 30, 2002          (188)  $    (1,704)     104   $    954
  Year Ended Dec. 31, 2001                (283)       (2,923)      79        787

Government Money Market
  Six Months Ended June 30, 2002      (735,088)  $  (735,088)   2,349   $  2,349
  Year Ended Dec. 31, 2001          (1,303,639)   (1,303,639)  73,929     73,929
--------------------------------------------------------------------------------

                      Investment Manager

                        Legg Mason Fund Adviser, Inc.
                        Baltimore, MD

                      Investment Adviser

                        Western Asset Management Company
                        Pasadena, CA

                      Board of Directors and Officers

                        John F. Curley, Jr., Chairman
                        Mark R. Fetting, President
                        Richard G. Gilmore
                        Arnold L. Lehman
                        Dr. Jill E. McGovern
                        T. A. Rodgers

                      Transfer and Shareholder Servicing Agent

                        Boston Financial Data Services
                        Boston, MA

                      Custodian

                        State Street Bank & Trust Company
                        Boston, MA

                      Counsel

                        Kirkpatrick & Lockhart LLP
                        Washington, DC

                      Independent Accountants

                        PricewaterhouseCoopers LLP
                        Baltimore, MD

    This report is not to be distributed unless preceded or accompanied by a prospectus.

                      LEGG MASON WOOD WALKER, INCORPORATED
                        MEMBER NYSE, INC. - MEMBER SIPC
                    ---------------------------------------

                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 - 539 - 0000

LMF-056
8/02